UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6294

Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

NUVEEN
Investments

Nuveen Investments
Municipal Closed-End Funds

It's not what you earn, it's what you keep.®

Semi-Annual Report August 31, 2013

NCA
Nuveen California Municipal Value Fund, Inc.

NCB
Nuveen California Municipal Value Fund 2

NCP
Nuveen California Performance Plus Municipal Fund, Inc.

NCO
Nuveen California Municipal Market Opportunity Fund, Inc.

NQC
Nuveen California Investment Quality Municipal Fund, Inc.

NVC
Nuveen California Select Quality Municipal Fund, Inc.

NUC
Nuveen California Quality Income Municipal Fund, Inc.

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	10

Common Share Information	11

Risk Considerations	13

Performance Overview and Holding Summaries	14

Portfolios of Investments	21

Statement of Assets and Liabilities	66

Statement of Operations	68

Statement of Changes in Net Assets	70

Statement of Cash Flows	73

Financial Highlights	76

Notes to Financial Statements	86

Annual Investment Management Agreement Approval Process	97

Reinvest Automatically, Easily and Conveniently	106

Glossary of Terms Used in this Report	107

Additional Fund Information	111

Nuveen Investments	3

Chairman’s Letter to Shareholders

Dear Shareholders,

I am pleased to have this opportunity to introduce myself to you as the new independent chairman of the Nuveen Fund Board, effective July 1, 2013. I am honored to have been selected as chairman, with its primary responsibility to serve the interests of the Nuveen Fund shareholders. My predecessor, Robert Bremner, was the first independent director to serve as chairman of the Board and I, and my fellow Board members, plan to continue his legacy of strong independent oversight of your funds.

The global economy has hit major turning points over the last several months to a year. The developed world is gradually recovering from their financial crisis while the emerging markets appear to be struggling with the downshift of China’s growth potential. Japan is entering a new era of growth after decades of economic stagnation and many of the Eurozone nations appear to be exiting their recession. Despite the positive events, there are still potential risks. Middle East tensions, rising oil prices, defaults in Europe and fallout from the financial stress in emerging markets could all reverse the recent progress in the global economy.

On the domestic front, the U.S. economy is experiencing sustainable slow growth. Corporate fundamentals are strong as earnings per share and corporate cash are at the highest level in two decades. Unemployment is trending down and the housing market has experienced a rebound, each assisting the positive economic scenario. However, there are some issues to be watched. Interest rates are expected to increase but significant uncertainty about the timing remains. Partisan politics in Washington D.C. with their troublesome outcome add to the uncertainties that could cause problems for the economy going forward.

In the near term, governments are focused on economic recovery and the growth of their economies, which could lead to an environment of attractive investment opportunities. Over the long term, the uncertainties mentioned earlier could hinder the potential growth. Because of this, Nuveen’s investment management teams work hard to balance return and risk with a range of investment strategies. I encourage you to read the following commentary on the management of your fund.

On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider
Chairman of the Nuveen Fund Board
October 21, 2013

4	Nuveen Investments

Portfolio Manager’s Comments

Nuveen California Municipal Value Fund, Inc. (NCA)
Nuveen California Municipal Value Fund 2 (NCB)
Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
Nuveen California Select Quality Municipal Fund, Inc. (NVC)
Nuveen California Quality Income Municipal Fund, Inc. (NUC)

These Funds feature management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments. Portfolio manager Scott R. Romans, PhD., discusses key investment strategies and the six-month performance of these Nuveen California Municipal Funds. Scott has managed NCA, NCP, NCO, NQC, NVC and NUC since 2003 and NCB since its inception in 2009.

What key strategies were used to manage these California Funds during the six-month reporting period ended August 31, 2013?

During this reporting period, uncertainty about the next step for the Federal Reserve’s quantitative easing program and the potential impact on the economy and financial markets led to increased market volatility. Ongoing political debate over federal spending and headline credit stories involving Detroit and Puerto Rico also contributed to an unsettled environment and prompted an increase in selling. Given this backdrop, municipal bond prices generally declined during this period, while the yield curve steepened. During this reporting period, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that had the potential to perform well over the long term and helped us keep our Funds fully invested.

We primarily focused on three strategies intended to enhance the Funds’ positioning and increase income distribution. The first of these strategies involved purchasing bonds that we believed had the best prospects for being advance refunded, that is, bonds with higher coupons or slightly shorter calls. Carrying out this strategy did not involve selling any bonds from our portfolios, but instead reinvesting the proceeds from bonds being called. Once interest rates started to rise, our focus shifted to bond swaps. Virtually all of the bonds we added to our portfolios in 2012 were purchased at significant premiums. Because premiums must be amortized, this cuts into the amount of income available for distribution from the coupon. By executing a bond swap in a rising interest rate environment, that amortization expense is basically converted into a loss, so that more of the income from the coupon can be

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Investments	5

Portfolio Manager’s Comments (continued)

distributed to shareholders. Most of the bonds we swapped offered similar risk characteristics and often involved the same credit, but with different maturity dates. An additional benefit of this strategy was the generation of tax loss carry-forwards that can be used to offset future capital gains. During this reporting period, we pursued this second strategy rather aggressively.

The third strategy involved an approach known as “couponing up.” Couponing up is the process of working to improve the book yields on Fund holdings, which enables us to maintain and potentially improve the dividend stream that is passed on to shareholders. For example, during the reporting period we sold some of the Funds’ redevelopment agency holdings with 5% coupons in the 20-year maturity range at attractive prices into strong retail demand. We then used the proceeds from these sales to purchase more recent redevelopment issuance from 2010-2011 with higher coupons (e.g., 5.75%). These bonds ultimately provide a more defensive structure and enable us to increase income distributions.

Activity during this period was driven primarily by the execution of these strategies and the reinvestment of proceeds from called and matured bonds, which was aimed at keeping the Funds fully invested and supporting their income streams. During the first part of this period, we experienced an increased number of current bond calls resulting from a growth in refinancings, which provided a meaningful source of liquidity. These calls also had an impact on some of the Funds’ durations, since the bonds called as part of current refundings were priced to short calls and therefore had negligible durations. Although this was not a strategy during this period, reinvesting these call proceeds in anything other than cash had the effect of extending duration. In the latter months of this period, as interest rates rose, refinancing activity waned. As the supply of new paper associated with the refinancings declined in the California market, we focused on the secondary market for the majority of our purchases.

As of August 31, 2013, all of these Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management, income enhancement and total return enhancement. As part of our duration management strategies, NCB also used forward interest rate swaps to manage duration and to reduce price volatility risk to movements in U.S. interest rates relative to the Fund’s benchmarks. In April 2013, these derivatives were removed from NCB. These swaps detracted mildly from performance during this time.

How did the Funds perform during the six-month reporting period ended August 31, 2013?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ returns for the six-month, one-year, five-year and ten-year periods ended August 31, 2013. Each Fund’s returns are compared with performance of a corresponding market index and Lipper classification average.

For the six months ended August 31, 2013, the cumulative returns on common share net asset value (NAV) for all of these Funds underperformed the returns for the S&P Municipal Bond California Index as well as the national S&P Municipal Bond Index. For the same period, NCA, NCB, NCP, NVC and NUC exceeded the average return for the Lipper California Municipal Debt Funds Classification Average, while NCO and NQC trailed the Lipper average return.

Key management factors that influenced the Funds’ returns during this reporting period included duration and yield curve positioning, credit exposure and sector allocation. The use of regulatory leverage also was an important factor in performance. Among the primary reasons that the returns of NCA and NCB exceeded those of the other Funds for

6	Nuveen Investments

this six-month reporting period was that these two Funds do not use regulatory leverage. Leverage is discussed in more detail later in this report.

As interest rates rose and the yield curve steepened, municipal bonds with shorter maturities generally outperformed those with longer maturities. Overall, credits at the shortest end of the municipal yield curve posted the best returns during this period, while bonds at the longest end produced the weakest results. Duration and yield curve positioning was the major factor detracting from the Funds’ performance. All of these Funds tended to be positioned with durations slightly longer than that of the index, which hurt their performance. On the whole, NQC and NCO were the least advantageously positioned in terms of duration and yield curve exposure, with durations that exceed that of the market by the widest margins. NCA and NCB had the shortest effective durations among these seven Funds.

Credit exposure also factored into the Funds’ performance during these six months, as credit spreads, or the difference in yield spreads between U.S. Treasury securities and comparable investments such as municipal bonds, began to widen and higher quality bonds generally outperformed lower quality bonds. All of these Funds generally benefited from their exposure to the higher rated categories. However, they tended to be underweighted in these categories and overweighted in lower rated bonds, which hampered their performance.

After underperforming for many months, pre-refunded bonds, which are often backed by U.S. Treasury securities, were among the best performing market segments. The outperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. NCA and NUC benefited from their heavier weightings in pre-refunded bonds, while NQC had the smallest allocation of these bonds (with the exception of NCB, which as a newer Fund characteristically held few pre-refunded credits). General obligation (GO), housing, redevelopment agency (RDA) and tax increment financing (TIF) district bonds also typically outperformed the general municipal market.

In contrast, revenue bonds as a whole underperformed the municipal market. Among the revenue sectors that lagged municipal market performance by the widest margins for this period were industrial development revenue (IDR), health care (including hospitals), water and sewer, and transportation. Tobacco credits backed by the 1998 master tobacco settlement agreement also were among the poorest performing market sectors, due in part to their longer effective durations. All of these Funds had similar allocations of tobacco credits, with NCB having the heaviest weighting and NCA and NUC the smallest.

Shareholders should be aware of issues impacting the Funds’ Puerto Rico holdings. In 2012, Moody’s downgraded Puerto Rico Sales Tax Financing Corporation (COFINA) bonds to Aa3 from Aa2 and Puerto Rico GO bonds to Baa3 from Baa1. These downgrades were based on Puerto Rico’s ongoing economic problems and, in the case of the COFINA bonds, the impact of these problems on the projected growth of sales tax revenues. However, the COFINA bonds were able to maintain a higher credit rating than the GOs because, unlike the revenue streams supporting some Puerto Rican issues, the sales taxes supporting the COFINA bonds cannot be diverted and used to support Puerto Rico’s GO bonds. For the reporting period ended August 31, 2013, Puerto Rico paper generally underperformed the municipal market as a whole. NCB and NCO did not have any Puerto Rico holdings, and NCA, NCP, NQC, NUC and NVC had only limited exposure to Puerto Rico GO bonds. NCP and NUC also held some of the COFINA dedicated sales tax bonds, while NCA had a small position in Puerto Rico cogeneration facilities bonds, and NVC held

Nuveen Investments	7

Puerto Rico appropriation credits. It is important to note that most of these holdings are enhanced through insurance or being escrowed. Unenhanced exposure to Puerto Rico bonds did not exceed 1.4% in any of these Funds and, in most cases, was significantly less. The limited nature of the Funds’ exposure to unenhanced Puerto Rico credits resulted in negligible impact from the bonds’ underperformance.

Given the Puerto Rico situation and Detroit’s bankruptcy filing in July 2013, we should note that we continue to closely watch credit conditions in the California market. In August 2013, Fitch upgraded the rating on California state GO debt to A from A-, while Moody’s and S&P maintained their ratings of A1 and A, respectively. We also continue to monitor the status of local municipalities such as San Bernardino and Stockton, which filed for bankruptcy in 2012 as they became increasingly squeezed by budget problems resulting from rising pension costs. At the end of August 2013, San Bernardino was awarded bankruptcy protection by the court, joining Stockton, which has begun forming a restructuring plan after receiving Chapter 9 protection in April 2013. San Bernardino currently has unfunded pension liabilities of approximately $143 million as well as $50 million in bonds it issued in 2005 to help cover pension obligations. Pension liabilities, primarily due to the California Public Employees’ Retirement System (CalPERS), also were at the heart of Stockton’s bankruptcy filing. With the recent press surrounding Detroit, it is worth noting the major difference that exists between the bankruptcy in Detroit and the situation in Stockton and San Bernardino, and that is that the California cities’ problems stem from pension obligations, rather than a history of heavy debt burdens and significant tax base deterioration over many years, as in Detroit. The Funds in this report did not have exposure to either Stockton or San Bernardino.

8	Nuveen Investments

APPROVED FUND REORGANIZATIONS

On October 13, 2013 (subsequent to the close of this reporting period) the Nuveen Funds Board of Directors/Trustees approved a series of reorganizations for certain of the California Funds included in this report. The reorganizations are subject to customary conditions, including shareholder approval at annual shareholder meetings in early 2014. Each reorganization is intended to create one, larger-state fund, which would potentially offer shareholders the following benefits:

•	Lower fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger funds potentially make it easier for investors to buy and sell fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Funds
Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
Nuveen California Investment Quality Municipal Fund, Inc. (NQC)	Nuveen California Dividend Advantage Municipal Fund (NAC)
Nuveen California Select Quality Municipal Fund, Inc. (NVC)
Nuveen California Quality Income Municipal Fund, Inc. (NUC)
Nuveen California Premium Income Municipal Fund (NCU)	Nuveen California AMT-Free Municipal Income Fund (NKX)

Upon the closing of a reorganization, an Acquired Fund transfers its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Each Acquired Fund is then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of each Acquired Fund become shareholders of the Acquiring Fund. Holders of common shares receive newly issued common shares of their Acquiring Fund, the aggregate net asset value of which equal the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders are entitled). Fractional shares are sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund receive on a one-for-one basis newly issued preferred shares of their Acquiring Fund, in exchange for preferred shares of the Acquired Fund held immediately prior to the reorganizations.

Nuveen Investments	9

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds’ use of leverage. As mentioned previously, NCA and NCB do not use regulatory leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a negative impact on the performance of the Funds over this reporting period.

As of August 31, 2013, the Funds’ percentages of effective and regulatory leverage are shown in the accompanying table:

	NCA	NCB	NCP	NCO	NQC	NVC	NUC
Effective Leverage*	1.83%	10.32%	39.82%	38.51%	41.06%	39.31%	40.29%
Regulatory Leverage*	0.00%	0.00%	33.58%	30.22%	36.12%	32.32%	33.17%

*
Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of August 31, 2013, the following Funds have issued and outstanding Variable Rate Demand Preferred (VRDP) Shares as shown in the accompanying table. As mentioned previously, NCA and NCB do not use regulatory leverage.

VRDP Shares

	NCP	NCO	NQC	NVC	NUC
VRDP Shares Issued at Liquidation Value	$91,000,000	$49,800,000	$105,600,000	$158,900,000	$158,100,000

Refer to Notes to Financial Statements, Note 1 – General Information and Significant Accounting Policies for further details on VRDP Shares.

10	Nuveen Investments

Common Share Information

COMMON SHARE DIVIDEND INFORMATION

During the current reporting period ended August 31, 2013, the Funds’ monthly dividends to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
	NCA	NCB	NCP	NCO	NQC	NVC	NUC
March	$0.0390	$0.0650	$0.0790	$0.0800	$0.0770	$0.0830	$0.0850
April	0.0390	0.0650	0.0790	0.0800	0.0770	0.0830	0.0850
May	0.0390	0.0650	0.0790	0.0800	0.0770	0.0830	0.0850
June	0.0390	0.0650	0.0790	0.0800	0.0770	0.0830	0.0850
July	0.0390	0.0650	0.0790	0.0800	0.0770	0.0830	0.0850
August	0.0390	0.0650	0.0790	0.0800	0.0770	0.0830	0.0850

Market Yield**	5.13%	5.28%	7.20%	7.07%	6.93%	7.21%	7.19%
Taxable-Equivalent Yield**	7.86%	8.09%	11.03%	10.83%	10.61%	11.04%	11.01%

**
Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.7%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund’s past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund’s NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of August 31, 2013, all of the Funds in this report had positive UNII balances, based on our best estimate, for tax and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES

As of August 31, 2013, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table. Since the inception of the Funds’ repurchase programs, NCA, NCB and NQC have not repurchased any of their outstanding common shares.

	NCA	NCB	NCP	NCO	NQC	NVC	NUC
Common Shares Cumulatively Repurchased and Retired	—	—	28,300	24,900	—	41,400	40,000
Common Shares Authorized for Repurchase	2,530,000	330,000	1,300,000	815,000	1,365,000	2,325,000	2,210,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

Nuveen Investments	11

Common Share Information (continued)

COMMON SHARE EQUITY SHELF PROGRAMS

The following Funds are authorized to issue additional common shares through their ongoing equity shelf program. Under this program, each Fund, subject to market conditions, may raise additional capital from time to time in varying amounts and offering methods at a net price at or above the Fund’s NAV per common share.

	NCA	NCP	NQC	NVC	NUC
Additional Common Shares Authorized	2,500,000	1,200,000	1,300,000	2,300,000	2,200,000

During the current reporting period, the following Fund sold common shares through its equity shelf program at a weighted average premium to its NAV per common share as shown in the accompanying table.

NUC
Common Shares Sold through Equity Shelf Program	38,800
Weighted Average Premium to NAV per Common Share Sold	1.11%

Refer to Notes to Financial Statements, Note 1 - General Information and Significant Accounting Policies for further details on the Funds’ Equity Shelf Programs.

OTHER COMMON SHARE INFORMATION

As of August 31, 2013, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NCA	NCB	NCP	NCO	NQC	NVC	NUC
Common Share NAV	$9.54	$15.84	$13.82	$14.07	$13.68	$14.28	$14.35
Common Share Price	$9.13	$14.78	$13.16	$13.57	$13.33	$13.81	$14.19
Premium/(Discount) to NAV	(4.30)%	(6.69)%	(4.78)%	(3.55)%	(2.56)%	(3.29)%	(1.11)%
6-Month Average Premium/(Discount) to NAV	(3.88)%	(6.35)%	(3.04)%	(3.35)%	(4.70)%	(2.33)%	(0.33)%

12	Nuveen Investments

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation. Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment, Price and Market Risk. An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the municipal securities owned by the Fund, which generally trade in the over-the-counter markets. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund’s use of leverage creates the possibility of higher volatility for the Fund’s per share NAV, market price, distributions and returns. There is no assurance that a Fund’s leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund’s portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund’s portfolio may be reinvested at rates below that of the original bond that generated the income.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Inverse Floater Risk. The Funds invest in inverse floaters. Due to their leveraged nature, these investments can greatly increase a Fund’s exposure to interest rate risk and credit risk. In addition, investments in inverse floaters involve the risk that the Fund could lose more than its original principal investment.

Nuveen Investments	13

NCA
Nuveen California Municipal Value Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NCA at Common Share NAV	-6.56%	-3.32%	4.88%	4.79%
NCA at Common Share Price	-10.50%	-6.65%	4.30%	5.48%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	24.0%
Health Care	16.6%
U.S. Guaranteed	16.2%
Tax Obligation/General	11.3%
Water and Sewer	9.0%
Utilities	8.3%
Other	14.6%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	18.1%
AA	20.2%
A	29.7%
BBB	13.4%
BB or Lower	6.2%
N/R	8.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

14	Nuveen Investments

NCB
Nuveen California Municipal Value Fund 2
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
			Since
	6-Month	1-Year	Inception1
NCB at Common Share NAV	-7.74%	-3.34%	7.57%
NCB at Common Share Price	-10.15%	-5.51%	5.05%
S&P Municipal Bond California Index	-5.98%	-3.05%	5.62%
S&P Municipal Bond Index	-5.99%	-3.74%	5.05%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	7.60%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition2
(as a % of total investments)
Health Care	24.2%
Tax Obligation/Limited	19.6%
Utilities	14.2%
Tax Obligation/General	9.1%
Education and Civic Organizations	8.1%
Water and Sewer	7.8%
Housing/Single Family	5.7%
Consumer Staples	5.1%
Other	6.2%

Credit Quality2,3,4
(as a % of total investment exposure)
AAA/U.S. Guaranteed	14.4%
AA	17.6%
A	44.1%
BBB	16.2%
BB or Lower	5.5%
N/R	1.8%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Since inception returns are from April 28, 2009.
2	Holdings are subject to change.
3
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

4	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	15

NCP
Nuveen California Performance Plus Municipal Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NCP at Common Share NAV	-11.09%	-6.88%	6.02%	5.52%
NCP at Common Share Price	-15.57%	-12.24%	7.80%	6.07%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	32.0%
Health Care	18.7%
Tax Obligation/General	15.0%
U.S. Guaranteed	9.0%
Water and Sewer	6.9%
Transportation	5.9%
Other	12.5%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	11.8%
AA	25.3%
A	38.9%
BBB	14.1%
BB or Lower	4.5%
N/R	4.0%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

16	Nuveen Investments

NCO
Nuveen California Municipal Market Opportunity Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NCO at Common Share NAV	-12.09%	-7.31%	6.16%	5.61%
NCO at Common Share Price	-16.30%	-10.08%	8.11%	6.19%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	23.5%
Health Care	22.3%
Tax Obligation/General	13.4%
Water and Sewer	12.2%
U.S. Guaranteed	8.3%
Transportation	5.2%
Consumer Staples	4.7%
Other	10.4%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	15.0%
AA	30.7%
A	26.8%
BBB	12.8%
BB or Lower	5.1%
N/R	8.2%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	17

NQC
Nuveen California Investment Quality Municipal Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NQC at Common Share NAV	-12.55%	-8.50%	5.85%	5.37%
NQC at Common Share Price	-14.67%	-11.77%	7.68%	5.83%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	26.0%
Tax Obligation/General	20.5%
Health Care	19.4%
Water and Sewer	10.0%
Education and Civic Organizations	5.6%
U.S. Guaranteed	5.4%
Transportation	5.1%
Other	8.0%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	6.0%
AA	28.1%
A	43.7%
BBB	12.6%
BB or Lower	5.0%
N/R	3.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

18	Nuveen Investments

NVC
Nuveen California Select Quality Municipal Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NVC at Common Share NAV	-11.46%	-6.76%	7.00%	6.13%
NVC at Common Share Price	-15.47%	-12.55%	8.88%	6.67%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	22.7%
Tax Obligation/General	20.6%
Health Care	20.0%
Water and Sewer	9.7%
U.S. Guaranteed	6.8%
Utilities	6.4%
Other	13.8%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	8.1%
AA	30.0%
A	36.8%
BBB	13.6%
BB or Lower	4.8%
N/R	5.4%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

Nuveen Investments	19

NUC
Nuveen California Quality Income Municipal Fund, Inc.
Performance Overview and Holding Summaries as of August 31, 2013

Average Annual Total Returns as of August 31, 2013

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NUC at Common Share NAV	-10.96%	-6.87%	6.39%	6.10%
NUC at Common Share Price	-14.54%	-10.87%	9.04%	6.38%
S&P Municipal Bond California Index	-5.98%	-3.05%	4.80%	4.80%
S&P Municipal Bond Index	-5.99%	-3.74%	4.50%	4.55%
Lipper California Municipal Debt Funds Classification Average	-11.81%	-7.54%	5.00%	5.10%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Comparative index and Lipper return information is provided for the Fund’s shares at NAV only. Indexes and Lipper averages are not available for direct investment.

Portfolio Composition1
(as a % of total investments)
Tax Obligation/Limited	25.2%
Health Care	23.2%
Tax Obligation/General	15.0%
U.S. Guaranteed	10.8%
Water and Sewer	6.9%
Education and Civic Organizations	4.6%
Other	14.3%

Credit Quality1,2,3
(as a % of total investment exposure)
AAA/U.S. Guaranteed	10.3%
AA	28.4%
A	31.8%
BBB	19.1%
BB or Lower	2.2%
N/R	4.5%

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this page.
1	Holdings are subject to change.
2
Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

3	Percentages may not add to 100% due to the exclusion of other assets less liabilities from the table.

20	Nuveen Investments

NCA
Nuveen California Municipal Value Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.9% (4.0% of Total Investments)
$255	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$236,681
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
5,940	5.750%, 6/01/47	6/17 at 100.00	B	4,386,868
3,500	5.125%, 6/01/47	6/17 at 100.00	B	2,345,385
3,570	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	2,522,633
13,265	Total Consumer Staples			9,491,567
	Education and Civic Organizations – 0.7% (0.7% of Total Investments)
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	140,021
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
95	5.000%, 11/01/21	11/15 at 100.00	A2	98,528
125	5.000%, 11/01/25	11/15 at 100.00	A2	127,544
700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	725,046
6,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA–	569,220
7,060	Total Education and Civic Organizations			1,660,359
	Health Care – 16.3% (16.6% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011:
560	5.000%, 8/15/31	8/21 at 100.00	A+	565,292
670	5.250%, 8/15/41	8/21 at 100.00	A+	673,229
5,365	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	5,165,368
1,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	1,101,720
3,870	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	3,888,228
3,000	California Statewide Communities Development Authority, Insured Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008K, 5.500%, 7/01/41 – AGC Insured	7/17 at 100.00	AA–	3,063,300
560	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	529,329
1,460	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,471,505
2,625	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	2,526,405
2,710	California Statewide Communities Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	2,850,866
1,890	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	1,799,431
1,000	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	848,080
1,615	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/22	12/15 at 100.00	BBB	1,608,960

Nuveen Investments	21

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,525	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	$1,653,375
2,940	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	3,007,943
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	2,767,325
1,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	1,889,125
3,000	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	3,083,880
1,000	Sierra View Local Health Care District, California, Revenue Bonds, Series 2007, 5.250%, 7/01/37	9/17 at 100.00	A	923,900
39,440	Total Health Care			39,417,261
	Housing/Multifamily – 2.3% (2.3% of Total Investments)
1,030	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,058,892
1,060	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,009,989
2,340	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds, Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)	1/14 at 100.00	N/R	2,190,474
1,215	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	1/14 at 100.00	N/R	1,200,529
5,645	Total Housing/Multifamily			5,459,884
	Housing/Single Family – 0.9% (0.9% of Total Investments)
2,125	California Department of Veteran Affairs, Home Purchase Revenue Bonds, Series 2007, 5.000%, 12/01/42 (Alternative Minimum Tax)	12/16 at 100.00	AA	2,024,530
105	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	109,706
2,230	Total Housing/Single Family			2,134,236
	Long-Term Care – 3.7% (3.8% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,871,775
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,140,245
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38	8/18 at 100.00	A	4,146,400
860	California Statewide Community Development Authority, Certificates of Participation, Internext Group, Series 1999, 5.375%, 4/01/17	10/13 at 100.00	BBB	862,322
8,840	Total Long-Term Care			9,020,742
	Tax Obligation/General – 11.1% (11.3% of Total Investments)
415	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/20	2/14 at 100.00	A1	423,063
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2013, 5.000%, 2/01/29	No Opt. Call	A1	1,041,910
	California State, General Obligation Bonds, Various Purpose Series 2009:
2,500	6.000%, 4/01/38	4/19 at 100.00	A1	2,769,075
1,000	6.000%, 11/01/39	11/19 at 100.00	A1	1,116,430
2,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	2,069,500
2,500	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	2,499,900
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F, 5.000%, 7/01/24 – FGIC Insured	7/16 at 100.00	Aa2	1,641,795
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	1,874,040

22	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$11,875	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 9/01/41	9/36 at 100.00	Aa1	$5,329,856
1,320	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Series 2010B, 5.500%, 8/01/35	8/18 at 100.00	Aa3	1,385,578
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	6,509,572
46,970	Total Tax Obligation/General			26,660,719
	Tax Obligation/Limited – 23.5% (24.0% of Total Investments)
1,000	Artesia Redevelopment Agency, California, Tax Allocation Revenue Bonds, Artesia Redevelopment Project Area, Series 2007, 5.375%, 6/01/27	6/15 at 100.00	BBB+	920,380
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	N/R	2,790,870
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	N/R	828,490
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured	8/15 at 100.00	A–	2,323,896
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,074,670
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	2,303,080
340	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	341,510
1,005	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	928,188
1,000	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2007A, 5.000%, 9/01/23 – AMBAC Insured	9/17 at 100.00	N/R	1,007,930
750	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	749,955
615	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/45 – AMBAC Insured	6/15 at 100.00	A2	564,718
675	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BB+	646,448
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
150	5.000%, 9/01/26	9/16 at 100.00	N/R	147,747
355	5.125%, 9/01/36	9/16 at 100.00	N/R	333,778
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A, 5.000%, 6/01/31 – NPFG Insured	6/16 at 100.00	A	2,337,750
750	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.000%, 8/01/24	8/19 at 100.00	BBB	790,140
3,520	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	No Opt. Call	AA–	3,369,520
795	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A, 5.650%, 9/02/13	No Opt. Call	N/R	795,151
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	N/R	1,053,569
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	N/R	1,152,374
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	N/R	1,257,246
370	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	428,930
140	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	148,834

Nuveen Investments	23

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured	9/13 at 100.00	A	$420,945
5,910	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29	No Opt. Call	AA–	5,914,905
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
955	5.250%, 9/01/30	9/23 at 100.00	N/R	915,616
860	5.750%, 9/01/39	9/23 at 100.00	N/R	835,172
160	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	153,925
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
125	6.000%, 9/01/33	9/13 at 103.00	N/R	125,473
275	6.125%, 9/01/41	9/13 at 103.00	N/R	272,998
1,130	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	1,154,837
440	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	459,483
80	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	87,203
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/14 at 100.00	A–	4,636,800
2,000	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	1,843,260
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	1,020,250
65	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	71,259
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
65	7.000%, 8/01/33	2/21 at 100.00	BBB	69,763
80	7.000%, 8/01/41	2/21 at 100.00	BBB	84,606
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/14 at 100.00	AA	2,760,780
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
400	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	400,124
590	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	584,755
780	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	786,037
910	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2007A, 5.000%, 4/01/36 – AMBAC Insured	4/17 at 100.00	AA+	918,245
110	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	113,046
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 – AMBAC Insured	9/14 at 100.00	A+	1,012,060
1,420	Tehachapi Redevelopment Agency, California, Tax Allocation Bonds, Series 2007, 5.250%, 12/01/37 – RAAI Insured	12/17 at 100.00	BBB–	1,163,733
1,925	Travis Unified School District, Solano County, California, Certificates of Participation, Series 2006, 5.000%, 9/01/26 – FGIC Insured	9/16 at 100.00	Baa1	1,922,267
785	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds, Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20	3/14 at 100.00	N/R	785,345
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004, 5.375%, 7/01/21 – AMBAC Insured	7/14 at 100.00	A–	1,752,836

24	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$190	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	$209,135
57,965	Total Tax Obligation/Limited			56,770,032
	Transportation – 2.9% (2.9% of Total Investments)
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/27	1/14 at 101.00	BBB–	5,543,725
200	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)	7/14 at 102.00	N/R	188,598
1,210	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,193,121
6,910	Total Transportation			6,925,444
	U.S. Guaranteed – 15.9% (16.2% of Total Investments) (4)
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)	4/16 at 100.00	AA (4)	2,777,400
5,010	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment Project, Series 2003, 5.750%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	N/R (4)	5,079,389
1,480	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2005AD, 5.000%, 12/01/22 (Pre-refunded 6/01/15) – AGM Insured	6/15 at 100.00	AAA	1,599,140
	California State, General Obligation Bonds, Series 2004:
85	5.000%, 2/01/20 (Pre-refunded 2/01/14)	2/14 at 100.00	Aaa	86,722
2,845	5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	2,929,724
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	2,666,431
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds, Capital Projects, Series 2003A, 5.000%, 10/01/23 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	AA+ (4)	502,075
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)	No Opt. Call	AA+ (4)	8,185,142
270	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	293,849
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	13,488,803
625	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	724,750
44,360	Total U.S. Guaranteed			38,333,425
	Utilities – 8.2% (8.3% of Total Investments)
2,445	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	12/13 at 100.00	N/R	2,273,190
1,800	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	1,791,972
21,500	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric Series 2008B, 0.000%, 9/01/23	9/16 at 64.56	A	11,872,945
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	596,954
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	12/13 at 100.00	Ba1	3,147,880
29,820	Total Utilities			19,682,941

Nuveen Investments	25

NCA	Nuveen California Municipal Value Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer – 8.8% (9.0% of Total Investments)
$1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29	4/23 at 100.00	AA–	$1,053,680
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012:
1,375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,116,677
2,675	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,100,381
1,500	Castaic Lake Water Agency, California, Certificates of Participation, Series 2006C, 5.000%, 8/01/36 – NPFG Insured	8/16 at 100.00	AA–	1,501,950
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	410,476
5,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2007A-2, 5.000%, 7/01/44 – AMBAC Insured	7/17 at 100.00	AA	5,004,850
	Madera Irrigation District, California, Water Revenue Refunding Bonds, Series 2008:
1,850	5.500%, 1/01/33	1/18 at 100.00	A–	1,898,711
3,000	5.500%, 1/01/38	1/18 at 100.00	A–	3,047,100
5,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	5,117,500
21,810	Total Water and Sewer			21,251,325
$284,315	Total Investments (cost $232,349,824) – 98.2%			236,807,935
	Floating Rate Obligations – (1.9)%			(4,490,000)
	Other Assets Less Liabilities – 3.7%			8,840,001
	Net Assets Applicable to Common Shares – 100%			$241,157,936

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(ETM)	Escrowed to maturity.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

26	Nuveen Investments

NCB
Nuveen California Municipal Value Fund 2
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.1% (5.1% of Total Investments)
$3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	6/15 at 100.00	B–	$2,632,910
	Education and Civic Organizations – 8.1% (8.1% of Total Investments)
500	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/25	10/15 at 100.00	A3	502,015
920	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009, 5.500%, 11/01/39	11/19 at 100.00	A2	934,821
1,965	California State Public Works Board, Lease Revenue Bonds, University of California Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23	4/19 at 100.00	A2	2,231,513
150	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	155,367
4,000	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA–	379,480
7,535	Total Education and Civic Organizations			4,203,196
	Health Care – 24.1% (24.2% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Health Facility Revenue Bonds, Saint Rose Hospital, Series 2009A, 6.000%, 5/15/29	5/19 at 100.00	A	1,043,240
1,900	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009A, 6.000%, 7/01/39	7/19 at 100.00	A	2,030,150
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A	1,104,070
500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.000%, 11/15/42	11/16 at 100.00	AA–	474,245
850	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/27	2/17 at 100.00	BBB	854,004
700	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured	3/18 at 100.00	AA–	690,004
	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006:
125	5.000%, 3/01/41	3/16 at 100.00	A+	120,566
2,000	5.250%, 3/01/45	3/16 at 100.00	A+	1,947,420
1,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2004D, 5.050%, 8/15/38 – AGM Insured	8/18 at 100.00	AA	1,468,710
800	Delaware County Hospital Authority, Indiana, Hospital Revenue Bonds, Cardinal Health System, Series 2006, 5.000%, 8/01/24	8/16 at 100.00	A3	825,152
850	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	BBB	870,103
725	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	691,831
380	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	410,210
12,330	Total Health Care			12,529,705
	Housing/Multifamily – 1.0% (1.1% of Total Investments)
230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	236,452

Nuveen Investments	27

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$70	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	$66,697
250	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	235,503
550	Total Housing/Multifamily			538,652
	Housing/Single Family – 5.7% (5.7% of Total Investments)
690	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2008L, 5.500%, 8/01/38	2/18 at 100.00	BBB	700,736
2,500	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 4.625%, 8/01/26 (Alternative Minimum Tax)	2/16 at 100.00	BBB	2,265,025
3,190	Total Housing/Single Family			2,965,761
	Long-Term Care – 2.1% (2.2% of Total Investments)
1,000	California Health Facilities Financing Authority, Insured Revenue Bonds, Community Program for Persons with Developmental Disabilities, Series 2011A, 6.250%, 2/01/26	2/21 at 100.00	A	1,114,750
	Materials – 1.1% (1.1% of Total Investments)
585	Courtland Industrial Development Board, Alabama, Solid Waste Revenue Bonds, International Paper Company Project, Series 2005A, 5.200%, 6/01/25 (Alternative Minimum Tax)	6/15 at 100.00	BBB	585,240
	Tax Obligation/General – 9.0% (9.1% of Total Investments)
2,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	A1	2,001,200
2,100	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Series 2009B, 0.000%, 5/01/34	5/24 at 100.00	AA	1,545,285
1,120	Oakland, California, General Obligation Bonds, Measure DD Series 2009B, 5.250%, 1/15/29	1/19 at 100.00	Aa2	1,168,339
5,220	Total Tax Obligation/General			4,714,824
	Tax Obligation/Limited – 19.5% (19.6% of Total Investments)
500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35	3/20 at 100.00	A2	550,930
160	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	159,990
145	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BB+	138,867
1,000	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009, 6.875%, 8/01/39	8/19 at 100.00	BBB	1,062,870
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
1,135	5.000%, 8/01/16	No Opt. Call	A–	1,234,392
80	6.500%, 8/01/24	8/21 at 100.00	A–	92,742
30	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	31,893
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
210	5.250%, 9/01/30	9/23 at 100.00	N/R	201,340
190	5.750%, 9/01/39	9/23 at 100.00	N/R	184,515
35	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	33,671
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
30	6.000%, 9/01/33	9/13 at 103.00	N/R	30,113
60	6.125%, 9/01/41	9/13 at 103.00	N/R	59,563
240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	245,275

28	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$95	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	$99,207
15	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	16,351
1,000	San Francisco City and County Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, San Francisco Redevelopment Projects, Series 2009B, 6.625%, 8/01/39	8/19 at 100.00	A	1,068,610
1,500	San Francisco City and County, California, Certificates of Participation, Multiple Capital Improvement Projects, Series 2009A, 5.250%, 4/01/31	4/19 at 100.00	AA–	1,561,800
15	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	16,444
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
15	7.000%, 8/01/33	2/21 at 100.00	BBB	16,099
15	7.000%, 8/01/41	2/21 at 100.00	BBB	15,864
125	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	123,889
635	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D, 5.000%, 8/01/22 – AMBAC Insured	8/17 at 100.00	BBB	643,992
25	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	25,692
500	Val Verde Unified School District Financing Authority, California, Special Tax Revenue, Junior Lien Refunding Series 2003, 6.250%, 10/01/28	10/13 at 102.00	N/R	500,835
2,000	Westlake Village, California, Certificates of Participation, Financing Project, Series 2009, 5.000%, 6/01/39	6/16 at 100.00	AA+	2,013,640
40	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	42,930
9,795	Total Tax Obligation/Limited			10,171,514
	Transportation – 1.6% (1.6% of Total Investments)
305	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	295,243
500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2002, Issue 32G, 5.000%, 5/01/24 – FGIC Insured	5/16 at 100.00	A+	537,165
805	Total Transportation			832,408
	U.S. Guaranteed – 0.2% (0.2% of Total Investments) (4)
80	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2009, 5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A2 (4)	95,633
	Utilities – 14.2% (14.2% of Total Investments)
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	1,092,950
2,495	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007, 5.000%, 2/15/17	No Opt. Call	A	2,679,778
2,400	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 11/01/24	No Opt. Call	A–	2,519,088
1,000	Tuolumne Wind Project Authority, California, Revenue Bonds, Tuolumne Company Project, Series 2009A, 5.625%, 1/01/29	1/19 at 100.00	A+	1,086,890
6,895	Total Utilities			7,378,706
	Water and Sewer – 7.8% (7.8% of Total Investments)
400	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34	4/23 at 100.00	AA–	410,404
1,075	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	844,079
2,000	Orange County Sanitation District, California, Certificates of Participation, Tender Option Bond Trust 3020, 17.764%, 2/01/35 (IF) (5)	2/19 at 100.00	AAA	2,289,120

Nuveen Investments	29

NCB	Nuveen California Municipal Value Fund 2 (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$500	Western Riverside Water & Wastewater Financing Authority, California, Revenue Bonds, Western Municipal Water District, Series 2009, 5.625%, 9/01/39 – AGC Insured	8/19 at 100.00	AA	$517,340
3,975	Total Water and Sewer			4,060,943
$55,460	Total Investments (cost $46,922,723) – 99.5%			51,824,242
	Other Assets Less Liabilities – 0.5%			248,618
	Net Assets Applicable to Common Shares – 100%			$52,072,860

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating.Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

30	Nuveen Investments

NCP
Nuveen California Performance Plus Municipal Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.1% (4.1% of Total Investments)
$305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$283,089
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	B	2,215,590
12,135	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	8,574,834
15,440	Total Consumer Staples			11,073,513
	Education and Civic Organizations – 2.6% (1.7% of Total Investments)
160	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	160,024
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
110	5.000%, 11/01/21	11/15 at 100.00	A2	114,085
150	5.000%, 11/01/25	11/15 at 100.00	A2	153,053
2,645	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.261%, 3/01/33 (IF)	3/18 at 100.00	Aa2	2,717,314
1,490	University of California, General Revenue Bonds, Series 2013AF, 5.000%, 5/15/29	5/23 at 100.00	Aa1	1,578,044
4,555	Total Education and Civic Organizations			4,722,520
	Health Care – 28.4% (18.7% of Total Investments)
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Baa3	1,025,810
7,885	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AA–	7,562,504
810	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	813,904
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	2,233,673
1,200	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	1,322,064
1,530	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	1,511,319
1,750	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	BBB	1,587,495
4,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	3,780,920
1,440	California Statewide Communities Development Authority, Revenue Bonds, Children’s Hospital of Los Angeles, Series 2007, 5.000%, 8/15/47	8/17 at 100.00	BBB+	1,289,534
1,000	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.000%, 11/01/40	11/20 at 100.00	AA–	974,550
	California Statewide Communities Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
4,000	5.250%, 7/01/24	7/15 at 100.00	BBB–	4,073,240
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,003,130
1,755	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,768,829
500	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	481,220
895	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	906,492
Nuveen Investments	31

NCP	Nuveen California Performance Plus Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$1,355	California Statewide Communities Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	$1,425,433
4,045	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43 (UB) (4)	11/15 at 100.00	AA–	3,851,164
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	985,540
1,750	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,897,315
5,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/42	1/21 at 100.00	A	4,866,650
2,900	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	2,767,325
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/47	7/17 at 100.00	Baa2	876,760
1,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series 2009E, 5.000%, 5/15/38	5/17 at 101.00	Aa2	1,559,984
2,350	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	2,530,433
52,085	Total Health Care			51,095,288
	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,140	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,171,977
1,160	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,105,271
2,300	Total Housing/Multifamily			2,277,248
	Housing/Single Family – 0.1% (0.1% of Total Investments)
125	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	130,603
	Long-Term Care – 1.7% (1.1% of Total Investments)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40	5/20 at 100.00	A	3,114,780
	Tax Obligation/General – 22.7% (15.0% of Total Investments)
500	California State, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A1	509,460
245	California State, General Obligation Bonds, Various Purpose Refunding Series 2012, 5.000%, 9/01/36	No Opt. Call	A1	245,703
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	A1	3,272,608
5,750	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	6,419,473
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,000	6.000%, 3/01/33	3/20 at 100.00	A1	3,382,650
2,000	5.250%, 11/01/40	11/20 at 100.00	A1	2,030,880
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,105	5.000%, 9/01/31	No Opt. Call	A1	3,206,254
1,450	5.000%, 10/01/41	10/21 at 100.00	A1	1,445,592
3,000	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	2,999,880
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured	No Opt. Call	AA–	3,875,003
2,600	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA–	864,682
4,765	North Orange County Community College District, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa1	2,402,179

32	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$1,250	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43 – AGM Insured	8/23 at 100.00	AA–	$1,193,988
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series 2001A, 5.750%, 8/01/30 – NPFG Insured	2/22 at 103.00	A+	2,773,945
	Riverside Community College District, California, General Obligation Bonds, Series 2004A:
15	5.250%, 8/01/25 – NPFG Insured	8/14 at 100.00	AA	15,619
20	5.250%, 8/01/26 – NPFG Insured	8/14 at 100.00	AA	20,795
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option Bond Trust 3646, 18.160%, 8/01/17 (IF)	No Opt. Call	AAA	1,910,014
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties, California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured	No Opt. Call	Aa3	2,650,956
1,440	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Series 2005, 5.000%, 8/01/24 – NPFG Insured	8/15 at 102.00	AA–	1,575,763
42,515	Total Tax Obligation/General			40,795,444
	Tax Obligation/Limited – 48.6% (32.0% of Total Investments)
5,045	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2002A, 5.250%, 3/01/22 – AMBAC Insured	9/13 at 100.00	A2	5,061,194
1,575	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2003D, 5.500%, 6/01/20	12/13 at 100.00	A2	1,592,341
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	3,224,010
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/33	No Opt. Call	A2	2,607,627
1,295	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa2	1,345,958
400	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	401,776
1,210	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	1,117,520
2,000	Coachella Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured	9/16 at 100.00	N/R	1,819,560
2,500	Corona Public Financing Authority, California, Superior Lien Revenue Bonds, Series 1999A, 5.000%, 9/01/20 – AGM Insured	9/13 at 100.00	AA–	2,556,525
585	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/14 at 100.00	A	532,526
810	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	809,951
1,045	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,056,255
1,750	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/25 – SYNCORA GTY Insured	9/15 at 100.00	BB+	1,641,658
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
400	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BB+	387,912
330	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BB+	316,041
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
185	5.000%, 9/01/26	9/16 at 100.00	N/R	182,221
425	5.125%, 9/01/36	9/16 at 100.00	N/R	399,594
1,730	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	1,745,241
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2006B, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	A	10,085,900

Nuveen Investments	33

NCP	Nuveen California Performance Plus Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,000	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	$3,889,240
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 6.750%, 9/01/26	9/21 at 100.00	A–	1,769,885
1,395	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2005, 5.000%, 3/01/22 – AGM Insured	3/14 at 100.00	AA–	1,425,830
2,220	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%, 8/01/37 – NPFG Insured	8/17 at 100.00	A	2,070,416
400	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	463,708
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Refunding, School District Pass-Through, Series 2004, 5.000%, 3/01/32 – RAAI Insured	3/14 at 100.00	N/R	905,740
2,500	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 5.875%, 3/01/32	3/20 at 100.00	A	2,533,650
150	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	159,465
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured	2/14 at 100.00	A	1,002,920
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
1,085	5.250%, 9/01/30	9/23 at 100.00	N/R	1,040,255
975	5.750%, 9/01/39	9/23 at 100.00	N/R	946,852
175	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	168,355
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
135	6.000%, 9/01/33	9/13 at 103.00	N/R	135,510
300	6.125%, 9/01/41	9/13 at 103.00	N/R	297,816
2,370	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	2,422,093
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	1,241,685
480	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	501,254
1,500	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects, Series 2005A, 5.000%, 10/01/37 – SYNCORA GTY Insured	10/15 at 100.00	BBB	1,377,075
85	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	92,653
1,445	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A, 6.000%, 10/01/39	10/20 at 100.00	A–	1,453,179
710	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	636,139
1,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – NPFG Insured	No Opt. Call	A	1,117,620
1,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	1,020,250
4,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	3,795,640
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	541,185
70	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	76,740

34	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$70	7.000%, 8/01/33	2/21 at 100.00	BBB	$75,130
85	7.000%, 8/01/41	2/21 at 100.00	BBB	89,894
125	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	119,085
370	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.360%, 8/01/16 – NPFG Insured	8/14 at 100.00	A	374,718
655	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	649,177
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
335	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	348,015
835	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	841,463
5,000	San Marcos Public Facilities Authority, California, Tax Allocation Bonds, Project Areas 2 and 3, Series 2005C, 5.000%, 8/01/35 – AMBAC Insured	8/15 at 100.00	A–	4,653,500
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 2003:
2,695	5.000%, 6/01/20 – NPFG Insured	12/13 at 100.00	A	2,722,139
1,500	5.000%, 6/01/21 – NPFG Insured	12/13 at 100.00	A	1,515,105
120	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	123,323
	Sweetwater Union High School District, San Diego County, California, Certificates of Participation, Series 2002:
2,000	5.000%, 9/01/23 – AGM Insured	9/14 at 100.00	AA–	2,021,900
4,015	5.000%, 9/01/24 – AGM Insured	9/14 at 100.00	AA–	4,054,146
400	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	452,188
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013, 5.000%, 9/01/34	9/23 at 100.00	A–	1,208,474
205	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	220,014
88,245	Total Tax Obligation/Limited			87,437,236
	Transportation – 9.0% (5.9% of Total Investments)
1,890	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Tender Option Bond Trust 3211, 13.465%, 10/01/32 (IF)	4/18 at 100.00	AA	2,146,530
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	6,523,010
2,620	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	2,536,186
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B:
1,300	5.000%, 7/01/25 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,357,460
1,670	5.000%, 7/01/26 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,719,632
1,805	5.000%, 7/01/27 (Alternative Minimum Tax)	7/23 at 100.00	A+	1,834,331
15,785	Total Transportation			16,117,149
	U.S. Guaranteed – 13.7% (9.0% of Total Investments) (5)
1,430	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)	4/16 at 100.00	AA (5)	1,588,673
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)	No Opt. Call	Aaa	6,312,150
3,010	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	3,130,280

Nuveen Investments	35

NCP	Nuveen California Performance Plus Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$400	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14)	7/14 at 100.00	Aaa	$416,084
4,000	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	5,165,000
4,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	AA (5)	4,972,582
1,400	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	1,489,824
290	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	8/17 at 100.00	A (5)	316,697
325	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (5)	353,707
750	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (5)	869,700
21,735	Total U.S. Guaranteed			24,614,697
	Utilities – 7.0% (4.7% of Total Investments)
4,210	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	12/13 at 100.00	N/R	3,914,163
2,140	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	2,130,456
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA–	521,875
715	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	705,491
5,365	Orange County Public Financing Authority, California, Waste Management System Revenue Refunding Bonds, Series 1997, 5.250%, 12/01/13 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A1	5,429,433
12,930	Total Utilities			12,701,418
	Water and Sewer – 10.5% (6.9% of Total Investments)
1,010	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/29	4/23 at 100.00	AA–	1,064,217
5,475	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,298,913
1,000	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	10/13 at 100.00	AA–	1,003,640
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender Option Bond Trust 3152, 18.000%, 8/01/33 – AGM Insured (IF)	2/20 at 100.00	AA	2,565,100
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series 2010, 5.000%, 10/01/40	10/20 at 100.00	AA–	1,901,874
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 – AGM Insured	10/16 at 100.00	AA–	2,493,874

36	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	$2,047,000
2,500	Pajaro Valley Water Management Agency, California, Revenue Certificates of Participation, Series 1999A, 5.750%, 3/01/29 – AMBAC Insured	3/14 at 100.00	BBB+	2,425,975
1,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/28	No Opt. Call	AA–	1,062,600
19,935	Total Water and Sewer			18,863,193
$278,650	Total Investments (cost $276,294,733) – 151.7%			272,943,089
	Floating Rate Obligations – (3.4)%			(6,180,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (50.6)% (6)			(91,000,000)
	Other Assets Less Liabilities – 2.3%			4,194,461
	Net Assets Applicable to Common Shares – 100%			$179,957,550

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	37

NCO
Nuveen California Municipal Market Opportunity Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.8% (4.7% of Total Investments)
$3,650	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	BB–	$2,911,386
195	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	180,991
6,440	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	B	4,756,133
10,285	Total Consumer Staples			7,848,510
	Education and Civic Organizations – 3.3% (2.3% of Total Investments)
100	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	100,015
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
70	5.000%, 11/01/21	11/15 at 100.00	A2	72,600
95	5.000%, 11/01/25	11/15 at 100.00	A2	96,933
1,000	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research Institute, Series 2005A, 5.000%, 7/01/24	7/15 at 100.00	Aa3	1,056,100
1,680	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.261%, 3/01/33 (IF)	3/18 at 100.00	Aa2	1,725,931
260	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	276,557
450	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	466,101
3,655	Total Education and Civic Organizations			3,794,237
	Health Care – 32.7% (22.3% of Total Investments)
5,260	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AA–	5,044,866
515	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	517,482
5,305	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	5,107,601
1,060	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007, 5.250%, 2/01/46	2/17 at 100.00	BBB	961,568
2,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	1,890,460
	California Statewide Communities Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB–	1,527,465
1,000	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,003,130
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	136,064
569	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	576,306
6,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	5,813,138
675	California Statewide Communities Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	710,087

38	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$2,585	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	$2,461,127
200	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2007C, 5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	194,438
1,160	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	983,773
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	985,540
1,150	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,246,807
2,205	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	2,196,378
1,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	1,717,650
1,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	909,380
1,200	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	1,295,400
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	1,284,950
1,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series 2009E, 5.000%, 5/15/38	5/17 at 101.00	Aa2	974,990
38,609	Total Health Care			37,538,600
	Housing/Multifamily – 3.0% (2.0% of Total Investments)
690	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	709,355
1,665	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.125%, 8/15/32	8/22 at 100.00	BBB	1,599,599
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A–	1,147,393
3,585	Total Housing/Multifamily			3,456,347
	Housing/Single Family – 0.1% (0.0% of Total Investments)
85	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	88,810
	Long-Term Care – 3.6% (2.5% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.125%, 5/15/40	5/20 at 100.00	A	4,153,040
	Tax Obligation/General – 19.6% (13.4% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 – AGM Insured	No Opt. Call	Aa2	2,379,589
1,500	California State, General Obligation Bonds, Various Purpose Refunding Series 2012, 5.000%, 9/01/42	No Opt. Call	A1	1,495,440
2,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	2,232,860
1,350	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured	8/15 at 100.00	A1	1,386,356
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa3	1,903,261
2,500	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2002, 5.250%, 8/01/21 – FGIC Insured	2/14 at 100.00	A	2,508,800
25	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/24 – NPFG Insured	8/14 at 100.00	AA	26,032

Nuveen Investments	39

NCO	Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	$2,478,440
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	2,408,432
9,850	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA–	2,859,455
5,750	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	1,794,345
1,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	1,010,020
41,345	Total Tax Obligation/General			22,483,030
	Tax Obligation/Limited – 34.4% (23.5% of Total Investments)
260	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	261,154
770	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured	9/16 at 101.00	A–	711,149
375	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/14 at 100.00	A	341,363
510	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	509,969
1,035	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,046,147
460	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BB+	440,542
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
120	5.000%, 9/01/26	9/16 at 100.00	N/R	118,198
275	5.125%, 9/01/36	9/16 at 100.00	N/R	258,561
470	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	474,141
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax Revenue Bonds, Series 2004:
1,375	5.250%, 9/01/25 – AMBAC Insured	9/14 at 100.00	N/R	1,375,866
1,500	5.250%, 9/01/26 – AMBAC Insured	9/14 at 100.00	N/R	1,483,995
245	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	284,021
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	3/18 at 100.00	A	1,094,060
90	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	95,679
10,900	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A	12,469,164
825	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange Project, Series 1997, 6.375%, 9/01/17	3/14 at 100.00	N/R	838,712
1,065	Panama-Buena Vista Union School District, California, Certificates of Participation, School Construction Project, Series 2006, 5.000%, 9/01/22 – NPFG Insured	9/16 at 100.00	A	1,110,050
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
660	5.250%, 9/01/30	9/23 at 100.00	N/R	632,782
590	5.750%, 9/01/39	9/23 at 100.00	N/R	572,967
110	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	105,823

40	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
$90	6.000%, 9/01/33	9/13 at 103.00	N/R	$90,340
195	6.125%, 9/01/41	9/13 at 103.00	N/R	193,580
770	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	786,925
295	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	308,063
55	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	59,952
1,440	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A, 6.000%, 10/01/39	10/20 at 100.00	A–	1,448,150
2,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A	2,794,050
2,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	1,897,820
45	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	49,333
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
45	7.000%, 8/01/33	2/21 at 100.00	BBB	48,298
55	7.000%, 8/01/41	2/21 at 100.00	BBB	58,167
1,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/14 at 100.00	AA	1,204,704
410	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	406,355
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006D:
360	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB	373,986
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB	935,698
530	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB	534,102
70	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	71,938
1,585	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 03-01 Crowne Hill, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	BBB+	1,457,138
1,350	Temecula Valley Unified School District, Riverside County, California, Community Facilities District 2002-1 Improvement Area 1 Special Tax, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	N/R	1,224,612
1,300	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A, 5.000%, 11/01/38	11/22 at 100.00	AA	1,267,201
125	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	134,155
37,965	Total Tax Obligation/Limited			39,568,910
	Transportation – 7.7% (5.2% of Total Investments)
1,355	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Tender Option Bond Trust 3211, 13.465%, 10/01/32 (IF)	4/18 at 100.00	AA	1,538,914
4,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	4,014,160
840	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	813,128
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM Insured (Alternative Minimum Tax)	1/14 at 100.00	AA–	2,472,863
8,660	Total Transportation			8,839,065

Nuveen Investments	41

NCO	Nuveen California Municipal Market Opportunity Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed – 12.2% (8.3% of Total Investments) (4)
$10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)	No Opt. Call	AAA	$11,815
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/19 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	2,079,920
1,600	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	1,647,648
2,150	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (4)	2,287,944
870	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	AAA	940,722
3,385	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	Aaa	4,325,319
1,875	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	AA (4)	1,961,644
210	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	228,549
485	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (4)	562,406
12,585	Total U.S. Guaranteed			14,045,967
	Utilities – 5.2% (3.6% of Total Investments)
2,815	California Statewide Community Development Authority, Certificates of Participation Refunding, Rio Bravo Fresno Project, Series 1999A, 6.500%, 12/01/18	12/13 at 100.00	N/R	2,617,190
1,365	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	1,358,912
455	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	448,949
1,500	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	1/20 at 100.00	AA–	1,581,345
6,135	Total Utilities			6,006,396
	Water and Sewer – 17.8% (12.2% of Total Investments)
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project, Series 2002X, 5.500%, 12/01/17 – FGIC Insured	No Opt. Call	AAA	1,209,485
2,870	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,253,495
2,500	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31 – AGM Insured	10/16 at 100.00	AA–	2,493,875
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 10/01/36 – AGM Insured	10/16 at 100.00	AA–	729,938
2,540	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	2,643,251
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	1,023,500
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option Bond Trust 11738, 17.917%, 8/01/29 (IF)	2/19 at 100.00	AAA	3,868,579
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	9/16 at 100.00	N/R	3,027,044

42	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$350	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series 2006, 5.000%, 12/01/31 – FGIC Insured	6/16 at 100.00	AA	$358,694
2,630	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/27	5/20 at 100.00	AA	2,857,363
20,540	Total Water and Sewer			20,465,224
$187,449	Total Investments (cost $166,613,374) – 146.4%			168,288,136
	Floating Rate Obligations – (5.4)%			(6,190,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (43.3)% (5)			(49,800,000)
	Other Assets Less Liabilities – 2.3%			2,670,160
	Net Assets Applicable to Common Shares – 100%			$114,968,296

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	43

NQC
Nuveen California Investment Quality Municipal Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.4% (4.0% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005:
$320	4.250%, 6/01/21	6/15 at 100.00	BB+	$297,011
3,500	5.250%, 6/01/45	6/15 at 100.00	B–	2,593,920
2,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	B	1,587,840
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	4,762,619
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	6/15 at 100.00	B–	2,677,745
16,210	Total Consumer Staples			11,919,135
	Education and Civic Organizations – 9.0% (5.6% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006, 5.000%, 12/01/36	12/16 at 100.00	Baa3	2,793,090
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A, 5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	2,112,280
1,575	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2010, 5.000%, 2/01/40	2/20 at 100.00	Aa3	1,612,249
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	170,026
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	124,457
160	5.000%, 11/01/25	11/15 at 100.00	A2	163,256
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/38	10/23 at 100.00	Baa1	928,500
6,000	California State Public Works Board, Lease Revenue Bonds, California State University Projects, Series 1997C, 5.400%, 10/01/22	10/13 at 100.00	Aa3	6,019,980
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.261%, 3/01/33 (IF)	3/18 at 100.00	Aa2	2,874,497
16,823	Total Education and Civic Organizations			16,798,335
	Health Care – 31.2% (19.4% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2004G, 5.250%, 7/01/23	7/14 at 100.00	A	3,094,200
3,260	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured	7/20 at 100.00	AA–	3,126,666
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	No Opt. Call	AA–	1,251,750
840	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	844,049
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	7,476,064
1,270	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42	8/20 at 100.00	AA–	1,399,184

44	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
$2,950	5.250%, 2/01/27	2/17 at 100.00	BBB	$2,963,895
1,750	5.250%, 2/01/46	2/17 at 100.00	BBB	1,587,495
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	4,726,150
3,000	California Statewide Communities Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.250%, 7/01/24	7/15 at 100.00	BBB–	3,054,930
1,840	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	1,854,499
2,355	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.250%, 3/01/45	3/16 at 100.00	A+	2,293,087
10,775	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	10,370,291
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	959,666
770	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2005A, 5.000%, 11/15/43	11/15 at 100.00	AA–	733,102
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	985,540
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	1,935,261
2,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/42	1/21 at 100.00	A	2,335,992
65	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 6.500%, 11/01/29	11/20 at 100.00	BB+	63,501
3,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	3,101,313
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital, Series 2007A, 5.750%, 2/01/41 – AMBAC Insured	8/17 at 100.00	A+	1,284,950
2,575	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	2,772,709
59,098	Total Health Care			58,214,294
	Housing/Multifamily – 1.3% (0.8% of Total Investments)
1,230	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	1,264,502
1,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,195,789
2,485	Total Housing/Multifamily			2,460,291
	Housing/Single Family – 1.4% (0.8% of Total Investments)
1,890	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G, 5.050%, 2/01/29 (Alternative Minimum Tax)	2/17 at 100.00	BBB	1,796,445
130	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	135,827
620	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42 (Alternative Minimum Tax)	2/16 at 100.00	BBB	641,514
2,640	Total Housing/Single Family			2,573,786
	Long-Term Care – 0.5% (0.3% of Total Investments)
840	California Statewide Community Development Authority, Certificates of Participation, Internext Group, Series 1999, 5.375%, 4/01/17	10/13 at 100.00	BBB	842,268

Nuveen Investments	45

NQC	Nuveen California Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 32.8% (20.5% of Total Investments)
$1,785	California State, General Obligation Bonds, Various Purpose Refunding Series 2012, 5.000%, 9/01/42	No Opt. Call	A1	$1,779,574
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	17,243,261
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,573,643
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	5,277,225
	California State, General Obligation Bonds, Various Purpose Series 2011:
3,000	5.000%, 9/01/31	No Opt. Call	A1	3,097,830
3,815	5.000%, 9/01/41	9/21 at 100.00	A1	3,803,593
1,300	5.000%, 10/01/41	10/21 at 100.00	A1	1,296,048
2,400	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/43	No Opt. Call	A1	2,388,912
3,030	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured	No Opt. Call	AA–	1,007,687
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	3,045,315
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/21 – NPFG Insured	8/14 at 100.00	AA	20,865
2,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41	8/21 at 100.00	AA+	2,547,374
5,000	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2004 Series 2007B, 5.000%, 8/01/32	8/17 at 100.00	AAA	5,224,049
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	13,020,703
89,875	Total Tax Obligation/General			61,326,079
	Tax Obligation/Limited – 41.6% (26.0% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured	12/13 at 100.00	A2	3,028,200
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	1,074,670
1,390	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa2	1,444,697
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	426,887
865	Chula Vista, California, Special Tax Bonds, Community Facilities District 12-1 McMillin Otay Ranch Village Seven, Series 2005, 5.250%, 9/01/30	9/13 at 101.00	N/R	865,164
645	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/14 at 100.00	A	587,144
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured	9/13 at 100.00	A+	1,596,228
885	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	884,947
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,175	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	895,162
825	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	555,192
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,798,904
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BB+	3,214,003
810	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BB+	785,522
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	192,071
445	5.125%, 9/01/36	9/16 at 100.00	N/R	418,398

46	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	$776,784
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2006B, 5.000%, 9/01/31 – FGIC Insured	9/16 at 100.00	A	10,085,900
440	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	510,079
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010:
1,000	5.875%, 3/01/32	3/20 at 100.00	A	1,013,460
1,500	6.000%, 3/01/36	3/20 at 100.00	A	1,551,300
160	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	170,096
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A	4,118,256
1,390	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange Project, Series 1997, 6.375%, 9/01/17	3/14 at 100.00	N/R	1,413,102
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A, 5.625%, 8/15/34	2/14 at 100.00	N/R	1,500,420
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2003, 5.000%, 8/01/23 – NPFG Insured	2/14 at 100.00	A	1,002,920
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
1,175	5.250%, 9/01/30	9/23 at 100.00	N/R	1,126,543
1,055	5.750%, 9/01/39	9/23 at 100.00	N/R	1,024,542
190	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	182,786
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
150	6.000%, 9/01/33	9/13 at 103.00	N/R	150,567
330	6.125%, 9/01/41	9/13 at 103.00	N/R	327,598
2,630	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	2,687,807
1,000	Pittsburg Redevelopment Agency, California, Tax Allocation Refunding Bonds, Los Medanos Community Development Project, Series 2003A, 5.000%, 8/01/14 – NPFG Insured	2/14 at 100.00	A	1,020,590
525	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	548,247
95	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	103,554
	Riverside County, California, Community Facilities District 05-8, Scott Road, Special Tax Bonds Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	508,530
710	5.000%, 9/01/42	9/22 at 100.00	N/R	601,832
1,415	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	1,267,798
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A	4,470,480
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A	1,398,250
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39	8/19 at 100.00	A–	541,185
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	87,703
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
75	7.000%, 8/01/33	2/21 at 100.00	BBB	80,496
95	7.000%, 8/01/41	2/21 at 100.00	BBB	100,470

Nuveen Investments	47

NQC	Nuveen California Investment Quality Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$130	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	$123,848
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/14 at 100.00	AA	3,548,857
1,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B, 6.250%, 8/01/20	8/18 at 100.00	BBB	1,896,707
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A, 5.000%, 2/01/38 – AMBAC Insured	2/16 at 100.00	A–	5,546,220
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/23 – NPFG Insured	12/13 at 100.00	A	2,868,599
5,250	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Projects, Subordinate Lien Series 2000, 5.250%, 9/01/25 – AMBAC Insured	3/14 at 100.00	A	5,340,930
130	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	133,600
600	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33	12/21 at 100.00	A	678,282
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	1,267,834
225	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	247,660
80,755	Total Tax Obligation/Limited			77,791,021
	Transportation – 8.2% (5.1% of Total Investments)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Tender Option Bond Trust 3211, 13.465%, 10/01/32 (IF)	4/18 at 100.00	AA	1,504,842
2,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2012F-1, 5.000%, 4/01/30	No Opt. Call	AA	2,846,162
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	6,523,010
2,975	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2010D, 5.000%, 5/15/40	5/20 at 100.00	AA	2,986,542
1,490	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P, 5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,442,334
15,005	Total Transportation			15,302,890
	U.S. Guaranteed – 8.7% (5.4% of Total Investments) (4)
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)	4/16 at 100.00	AA (4)	2,310,797
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	3,119,880
960	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14) (5)	7/14 at 100.00	Aaa	998,602
3,145	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	AAA	3,238,658
1,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)	12/13 at 102.00	A (4)	1,554,510
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured	7/14 at 100.00	AA (4)	1,563,705
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	AA– (4)	2,391,664
585	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	8/17 at 100.00	A (4)	638,855
345	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (4)	375,474
15,400	Total U.S. Guaranteed			16,192,145

48	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 3.3% (2.1% of Total Investments)
$2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	$2,239,965
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	730,158
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 – NPFG Insured	1/14 at 100.00	A+	3,221,909
6,200	Total Utilities			6,192,032
	Water and Sewer – 16.0% (10.0% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	4,454,297
1,000	5.000%, 10/01/34	4/23 at 100.00	AA–	1,026,010
5,900	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,632,621
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	520,603
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
6,250	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	6,504,063
2,000	5.000%, 7/01/41	1/21 at 100.00	AA	2,030,540
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 – FGIC Insured	12/13 at 100.00	A	3,047,682
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/28	5/20 at 100.00	AA	7,716,353
30,105	Total Water and Sewer			29,932,169
$335,436	Total Investments (cost $303,028,615) – 160.4%			299,544,445
	Floating Rate Obligations – (5.6)%			(10,420,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (56.5)% (6)			(105,600,000)
	Other Assets Less Liabilities – 1.7%			3,256,774
	Net Assets Applicable to Common Shares – 100%			$186,781,219

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.3%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	49

NVC
Nuveen California Select Quality Municipal Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.3% (4.8% of Total Investments)
$545	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	$505,847
2,770	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33	12/13 at 100.00	Baa1	2,779,390
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
16,515	5.750%, 6/01/47	6/17 at 100.00	B	12,196,823
2,180	5.125%, 6/01/47	6/17 at 100.00	B	1,460,840
10,220	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	7,221,656
32,230	Total Consumer Staples			24,164,556
	Education and Civic Organizations – 4.7% (3.1% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	290,044
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011, 6.125%, 10/01/36	10/21 at 100.00	A2	2,375,416
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 09-11B, 17.670%, 10/01/38 (IF) (4)	10/18 at 100.00	Aa1	565,377
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	207,428
270	5.000%, 11/01/25	11/15 at 100.00	A2	275,495
1,500	5.000%, 11/01/30	11/15 at 100.00	A2	1,503,105
1,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research Institute, Series 2005A, 5.000%, 7/01/24	7/15 at 100.00	Aa3	1,837,614
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.261%, 3/01/33 (IF)	3/18 at 100.00	Aa2	4,917,877
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 – NPFG Insured	11/15 at 100.00	Aa2	1,473,294
770	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	819,034
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,346,514
14,942	Total Education and Civic Organizations			15,611,198
	Health Care – 30.2% (20.0% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21	10/13 at 100.00	A	1,755,845
1,455	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	1,462,013
10,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	9,767,505
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System West, Series 2005A, 5.000%, 3/01/35	3/15 at 100.00	A	3,969,966
	California Statewide Communities Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB–	1,527,465
10,105	5.000%, 7/01/39	7/15 at 100.00	BBB–	9,632,591
50	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$5,190	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	$5,230,897
3,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	2,887,320
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,641,814
1,355	California Statewide Communities Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	A1	1,425,433
12,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	13,358,355
4,565	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Tender Option Bond Trust 3102, 18.765%, 11/15/46 (IF) (4)	11/16 at 100.00	AA–	3,885,774
3,475	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	2,947,078
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A, 5.000%, 12/01/23	12/15 at 100.00	BBB	985,540
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,360,958
	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A+	1,226,656
3,410	5.375%, 3/15/36	3/20 at 100.00	A+	3,396,667
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	9/13 at 100.00	A1	6,202,976
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	6,021,002
5,800	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	5,534,650
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	8,780,064
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	3,832,225
1,500	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	1,615,170
101,781	Total Health Care			100,447,964
	Housing/Multifamily – 1.6% (1.0% of Total Investments)
2,070	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	2,128,064
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A:
275	5.125%, 8/15/32	8/22 at 100.00	BBB	264,198
525	5.500%, 8/15/47	8/22 at 100.00	BBB	500,231
1,500	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,413,015
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	965,200
5,370	Total Housing/Multifamily			5,270,708

Nuveen Investments	51

NVC	Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Single Family – 0.5% (0.3% of Total Investments)
$1,590	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G, 5.050%, 2/01/29 (Alternative Minimum Tax)	2/17 at 100.00	BBB	$1,511,295
225	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	235,085
1,815	Total Housing/Single Family			1,746,380
	Industrials – 1.3% (0.9% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)	No Opt. Call	BBB	4,341,202
	Tax Obligation/General – 31.0% (20.6% of Total Investments)
2,010	California State, General Obligation Bonds, Series 2003, 5.250%, 2/01/22 – SYNCORA GTY Insured	8/14 at 100.00	A1	2,018,060
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2013, 5.000%, 2/01/29	No Opt. Call	A1	3,125,730
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 – FGIC Insured	11/13 at 100.00	Aaa	140,606
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	16,746,450
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,659,635
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,000	6.000%, 3/01/33	3/20 at 100.00	A1	2,255,100
7,605	5.250%, 11/01/40	11/20 at 100.00	A1	7,722,421
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,215	5.250%, 10/01/28	No Opt. Call	A1	2,369,851
2,415	5.000%, 9/01/31	No Opt. Call	A1	2,493,753
8,910	5.000%, 9/01/41	9/21 at 100.00	A1	8,883,359
9,135	5.000%, 10/01/41	10/21 at 100.00	A1	9,107,230
4,500	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 2/01/43	No Opt. Call	A1	4,479,210
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured	8/15 at 100.00	A1	3,953,681
2,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/31 – AGM Insured	8/18 at 100.00	Aa1	2,053,380
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – AGM Insured	10/14 at 100.00	AA–	1,078,812
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2004:
1,470	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,512,689
1,040	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,070,202
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 5/01/30 – FGIC Insured	5/15 at 100.00	Aa2	4,125,000
3,915	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-2, 5.000%, 7/01/24 – NPFG Insured	7/15 at 100.00	Aa2	4,184,704
6,000	North Orange County Community College District, California, General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa1	3,024,780
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	4,685,100
3,245	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	3,335,828
16,150	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	AA–	4,688,345
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	6,509,572
128,990	Total Tax Obligation/General			103,223,498

52	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 34.3% (22.7% of Total Investments)
$3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	N/R	$3,135,077
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	2,149,340
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34	11/19 at 100.00	A2	5,596,484
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	733,241
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured	9/16 at 100.00	N/R	909,780
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured	2/14 at 100.00	BBB	1,400,370
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	AA–	3,046,170
1,115	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%, 9/01/33 – NPFG Insured	9/14 at 101.00	A	1,001,694
1,530	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	1,529,908
2,500	Gilroy School Facilities Financing Authority, Santa Clara County, California, Revenue Bonds, Series 2013A, 5.000%, 8/01/46	8/23 at 100.00	Aa3	2,353,000
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,940	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,477,970
1,355	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	911,861
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds, Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,804,224
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured	2/17 at 100.00	A–	1,376,520
1,000	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured	2/23 at 100.00	AA	949,940
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured	9/13 at 100.00	BBB–	435,200
1,345	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BB+	1,330,192
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	325,043
760	5.125%, 9/01/36	9/16 at 100.00	N/R	714,567
2,730	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Series 2001, 5.000%, 9/01/21 – AMBAC Insured	3/14 at 100.00	A+	2,733,904
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	4,353,015
4,090	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	No Opt. Call	AA–	3,915,153
8,175	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Police Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured	1/17 at 100.00	A+	7,948,634
1,895	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks Improvement Area A, Series 2004A, 5.900%, 9/01/27	9/14 at 100.00	N/R	1,889,637
735	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	852,063
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	292,353

Nuveen Investments	53

NVC	Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured	9/13 at 100.00	A	$2,585,805
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured	10/13 at 100.00	A2	3,606,118
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects, Series 2001, 5.250%, 8/01/18 – AMBAC Insured	2/14 at 100.00	AA–	697,773
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera Ranch, Series 2004A, 5.500%, 8/15/24	2/14 at 100.00	N/R	1,002,640
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured	11/14 at 102.00	A+	5,019,750
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured	9/16 at 100.00	A	1,161,989
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
1,960	5.250%, 9/01/30	9/23 at 100.00	N/R	1,879,170
1,760	5.750%, 9/01/39	9/23 at 100.00	N/R	1,709,189
320	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	307,850
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
225	6.000%, 9/01/33	9/13 at 103.00	N/R	225,851
530	6.125%, 9/01/41	9/13 at 103.00	N/R	526,142
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/13 at 100.00	N/R	2,000,180
4,930	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	5,038,361
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured	No Opt. Call	A	5,196,625
890	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	929,409
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	174,406
55	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans, Series 1991A, 8.000%, 2/01/18	2/14 at 100.00	N/R	55,754
1,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AAA	1,157,984
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	142,518
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB	139,526
165	7.000%, 8/01/41	2/21 at 100.00	BBB	174,501
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/14 at 100.00	AA	2,208,624
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	881,965
1,260	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	2/14 at 100.00	A	1,105,411
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C:
1,100	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	A	1,100,341
1,215	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	1,204,199
2,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	A+	3,226,137

54	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project, Series 2003, 5.000%, 6/01/17 – NPFG Insured	12/13 at 100.00	A	$4,671,574
220	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	226,092
3,900	Ventura County Public Financing Authority, California, Lease Revenue Bonds Series 2013A, 5.000%, 11/01/38	11/22 at 100.00	AA	3,801,603
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	9/15 at 100.00	A	6,078,851
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	2,179,872
385	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.000%, 9/01/26	9/21 at 100.00	A–	413,197
119,095	Total Tax Obligation/Limited			113,994,747
	Transportation – 5.5% (3.7% of Total Investments)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 – NPFG Insured	1/14 at 100.00	A	7,876,782
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	10,537,170
18,800	Total Transportation			18,413,952
	U.S. Guaranteed – 10.2% (6.8% of Total Investments) (5)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)	4/16 at 100.00	AA (5)	2,455,222
2,175	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)	1/14 at 100.00	Aaa	2,420,274
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	4,159,840
2,000	5.500%, 6/01/23 (Pre-refunded 6/01/14) (4)	6/14 at 100.00	AAA	2,079,920
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System Revenue Bonds, Series 2003, 5.250%, 11/01/23 (Pre-refunded 11/01/13) – AGM Insured	11/13 at 100.00	AA– (5)	4,034,360
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%, 2/01/22 (Pre-refunded 2/01/14) – AMBAC Insured	2/14 at 100.00	AA (5)	1,045,551
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California, General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	2,883,874
3,875	5.000%, 8/01/26 (Pre-refunded 8/01/14) – AGM Insured (UB)	8/14 at 102.00	Aa2 (5)	4,123,620
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 (Pre-refunded 10/01/14) – NPFG Insured	10/14 at 100.00	AAA	3,943,086
1,770	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (5)	2,225,897
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA+ (5)	2,423,780
585	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (5)	636,673
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured	12/17 at 100.00	AA– (5)	1,582,854
31,465	Total U.S. Guaranteed			34,014,951

Nuveen Investments	55

NVC	Nuveen California Select Quality Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utilities – 9.7% (6.4% of Total Investments)
$1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds, Series 2004, 5.250%, 10/01/21 – NPFG Insured	10/14 at 100.00	AA–	$1,896,011
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)	No Opt. Call	Aa3	11,194,560
1,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A	1,846,727
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA–	5,218,750
2,510	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	AA–	2,691,222
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
4,000	5.000%, 9/01/26 – SYNCORA GTY Insured	9/15 at 100.00	N/R	4,018,120
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,243,242
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,730,642
1,305	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue Bonds, Series 2010-1, 5.000%, 7/01/28	1/20 at 100.00	AA–	1,375,770
30,890	Total Utilities			32,215,044
	Water and Sewer – 14.6% (9.7% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
4,710	5.000%, 10/01/28	4/23 at 100.00	AA–	5,008,473
1,500	5.000%, 10/01/34	4/23 at 100.00	AA–	1,539,015
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AA+	1,222,612
8,380	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	6,579,892
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	891,032
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A	1,269,900
4,685	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	4,875,445
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008, 5.500%, 1/01/38	1/18 at 100.00	A–	4,778,869
3,000	Metropolitan Water District of Southern California, Water Revenue Bonds, 2006 Authorization Series 2007A, 5.000%, 7/01/37	7/17 at 100.00	AAA	3,070,500
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option Bond Trust 3020, 17.764%, 2/01/35 (IF) (4)	2/19 at 100.00	AAA	1,728,286
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured	No Opt. Call	AA	3,039,974

56	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/25	5/20 at 100.00	AA	$12,565,426
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding Series 2008B, 5.000%, 8/01/28 – AGC Insured	8/18 at 100.00	AA–	2,079,580
47,660	Total Water and Sewer			48,649,004
$537,093	Total Investments (cost $495,043,915) – 150.9%			502,093,204
	Floating Rate Obligations – (5.2)%			(17,320,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (47.7)% (6)			(158,900,000)
	Other Assets Less Liabilities – 2.0%			6,944,670
	Net Assets Applicable to Common Shares – 100%			$332,817,874

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	57

NUC
Nuveen California Quality Income Municipal Fund, Inc.
Portfolio of Investments
August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.0% (4.0% of Total Investments)
$4,165	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	12/13 at 100.00	BBB+	$3,933,801
525	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21	6/15 at 100.00	BB+	487,284
2,775	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33	12/16 at 100.00	Baa1	2,784,407
6,065	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	11/13 at 100.00	BBB	5,657,614
6,230	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47	6/17 at 100.00	B	4,601,042
2,165	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B	1,529,832
21,925	Total Consumer Staples			18,993,980
	Education and Civic Organizations – 7.0% (4.6% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	A1	2,191,336
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	A3	280,042
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 09-11B, 17.670%, 10/01/38 (IF) (4)	10/18 at 100.00	Aa1	2,044,869
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	202,242
260	5.000%, 11/01/25	11/15 at 100.00	A2	265,291
2,450	5.000%, 11/01/30	11/15 at 100.00	A2	2,455,072
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.250%, 6/01/40	6/20 at 100.00	BBB+	2,571,675
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Tender Option Bond Trust 1065, 9.261%, 3/01/33 (IF)	3/18 at 100.00	Aa2	4,766,858
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured	3/14 at 100.00	A2	4,015,360
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured	11/14 at 100.00	Aa2	1,289,362
785	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	834,989
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB–	1,346,514
21,795	Total Education and Civic Organizations			22,263,610
	Health Care – 35.1% (23.2% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21	10/13 at 100.00	A	1,755,845
2,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Baa3	2,051,620
1,380	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital – San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	A+	1,386,652
3,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	AA–	3,233,130

58	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A, 5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	$14,008,595
2,265	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40	7/20 at 100.00	Baa2	2,237,344
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals of Central California, Series 2007:
4,200	5.250%, 2/01/27	2/17 at 100.00	BBB	4,219,782
2,855	5.250%, 2/01/46	2/17 at 100.00	BBB	2,589,885
	California Statewide Communities Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB–	3,487,712
1,535	5.250%, 7/01/30	7/15 at 100.00	BBB–	1,539,805
3,015	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2001C, 5.250%, 8/01/31	8/16 at 100.00	A+	3,038,758
8,295	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2006, 5.000%, 3/01/41	3/16 at 100.00	A+	8,000,776
3,275	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	A+	3,151,991
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2554, 18.234%, 7/01/47 – AGM Insured (IF)	7/18 at 100.00	AA–	1,591,172
17,470	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2003A, 5.000%, 8/15/38 – AMBAC Insured (UB) (4)	8/17 at 100.00	AA–	16,984,159
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42	8/20 at 100.00	AA–	6,059,460
3,400	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health System, Series 2007A, 5.125%, 7/15/31	7/17 at 100.00	N/R	2,883,472
	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2005A:
3,000	5.000%, 12/01/22	12/15 at 100.00	BBB	2,988,780
1,000	5.000%, 12/01/23	12/15 at 100.00	BBB	985,540
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series 2008A, 8.250%, 12/01/38	12/17 at 100.00	BBB	3,279,645
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A+	1,992,180
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011, 5.250%, 1/01/42	1/21 at 100.00	A	3,893,320
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa3	1,023,110
7,835	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41	11/20 at 100.00	Baa3	7,476,549
4,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical Center, Series 2007A, 5.000%, 7/01/38	7/17 at 100.00	Baa2	3,637,520
3,500	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	3,778,250
4,275	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41	1/21 at 100.00	A	4,603,235
113,121	Total Health Care			111,878,287

Nuveen Investments	59

NUC	Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
$2,040	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45	8/20 at 100.00	BBB	$2,097,222
640	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	609,805
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,394,175
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39	11/14 at 100.00	N/R	965,200
400	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments, Series 1992A, 7.000%, 11/01/14	11/13 at 100.00	A3	401,820
5,560	Total Housing/Multifamily			5,468,222
	Housing/Single Family – 5.6% (3.7% of Total Investments)
1,390	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G, 5.050%, 2/01/29 (Alternative Minimum Tax)	2/17 at 100.00	BBB	1,321,195
220	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 – FGIC Insured (Alternative Minimum Tax)	2/16 at 100.00	BBB	229,860
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.625%, 8/01/26 (Alternative Minimum Tax)	2/16 at 100.00	BBB	16,112,132
19,310	Total Housing/Single Family			17,663,187
	Tax Obligation/General – 22.7% (15.0% of Total Investments)
10,000	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007 Election Series 2011B, 0.000%, 8/01/41 – AGM Insured	No Opt. Call	AA–	1,814,700
2,325	Baldwin Park Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2002 Series 2006, 0.000%, 8/01/30 – AMBAC Insured	8/16 at 50.16	A+	885,151
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2012, 5.000%, 9/01/36	No Opt. Call	A1	5,014,350
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2013, 5.000%, 2/01/29	No Opt. Call	A1	3,125,730
16,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	17,862,880
4,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	4,510,200
4,475	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	A1	4,474,821
25,000	Desert Community College District, Riverside County, California, General Obligation Bonds, Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured	No Opt. Call	Aa2	3,675,000
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B, 5.000%, 6/01/29 – AGM Insured (UB)	6/16 at 100.00	Aa2	3,728,119
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B, 5.000%, 5/01/30 – FGIC Insured	5/15 at 100.00	Aa2	2,727,656
11,800	New Haven Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Aa3	5,815,040
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured	7/15 at 100.00	A1	1,572,225
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 – AGM Insured	8/15 at 100.00	Aa2	520,938
2,000	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36	8/21 at 100.00	Aa2	2,055,980
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42	No Opt. Call	Aa2	13,020,704
1,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47	8/21 at 100.00	Aa2	1,414,028
134,995	Total Tax Obligation/General			72,217,522

60	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited – 38.0% (25.2% of Total Investments)
$1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	10/15 at 100.00	N/R	$1,303,941
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured	12/13 at 100.00	BBB+	1,200,048
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured	12/13 at 100.00	A2	3,081,758
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series 2002C, 5.250%, 3/01/21 – AMBAC Insured	9/13 at 100.00	A2	2,036,699
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	No Opt. Call	A2	1,008,280
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	A2	987,940
3,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30	10/19 at 100.00	A2	3,922,546
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured	9/15 at 100.00	A	693,064
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured	9/16 at 100.00	N/R	2,729,340
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged Area Development Projects 2 and 3, Series 1998A:
750	5.650%, 8/01/18	2/14 at 100.00	N/R	750,683
2,765	5.700%, 8/01/28	2/14 at 100.00	N/R	2,530,887
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured	2/14 at 100.00	BBB	1,400,370
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured	9/15 at 100.00	AA–	1,269,238
1,085	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding Series 2001, 5.000%, 9/01/31 – NPFG Insured	3/14 at 100.00	A	987,676
5	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003, 5.000%, 9/01/33 – NPFG Insured	9/14 at 101.00	A	4,492
1,490	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation Refunding Bonds, 1997 Series A, 5.500%, 10/01/27	10/13 at 100.00	A–	1,489,911
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons, Series 2005, 6.300%, 9/01/31	9/13 at 100.00	N/R	1,001,410
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
8,435	5.000%, 6/01/35 – FGIC Insured	6/15 at 100.00	AA–	8,248,333
2,705	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	2,541,293
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,885	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,436,068
1,320	13.991%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	888,307
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Subordinate Lien Series 2007A-1:
115	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BB+	113,734
1,225	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BB+	1,187,981
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	315,194
735	5.125%, 9/01/36	9/16 at 100.00	N/R	691,062

Nuveen Investments	61

NUC	Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	9/15 at 100.00	A1	$3,273,588
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19	9/13 at 100.00	BBB–	1,357,547
4,340	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	No Opt. Call	AA–	4,154,465
735	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 6.500%, 8/01/24	8/21 at 100.00	A–	852,063
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	292,353
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	A	17,502,588
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project, Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured	11/14 at 102.00	A+	2,007,900
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured	9/16 at 100.00	A	1,205,240
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
1,895	5.250%, 9/01/30	9/23 at 100.00	N/R	1,816,850
1,700	5.750%, 9/01/39	9/23 at 100.00	N/R	1,650,921
310	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39	9/23 at 100.00	N/R	298,229
	Perris Union High School District Financing Authority, Riverside County, California, Revenue Bonds, Series 2011:
255	6.000%, 9/01/33	9/13 at 103.00	N/R	255,964
555	6.125%, 9/01/41	9/13 at 103.00	N/R	550,960
2,240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28	9/18 at 100.00	BBB–	2,289,235
1,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+	1,241,685
885	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30	9/21 at 100.00	BBB+	924,188
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,505,430
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,504,980
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A, 5.250%, 9/01/22 – NPFG Insured	9/13 at 100.00	A	4,333,478
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40	10/20 at 100.00	A–	3,548,441
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A–	174,406
1,415	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured	8/17 at 100.00	A	1,267,798
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1, Fiddyment Ranch, Series 2005, 5.050%, 9/01/30	9/15 at 100.00	N/R	2,437,711
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300 Richards Boulevard Building Acquisition, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured	12/16 at 100.00	A	8,159,509
3,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006, 5.000%, 9/01/34	9/15 at 102.00	Baa2	2,846,730
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41	2/21 at 100.00	A–	142,518

62	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
$130	7.000%, 8/01/33	2/21 at 100.00	BBB	$139,526
160	7.000%, 8/01/41	2/21 at 100.00	BBB	169,213
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured	3/14 at 100.00	AA	2,509,800
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35	8/20 at 100.00	A	881,965
1,260	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured	2/14 at 100.00	A	1,105,411
700	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2004A, 4.440%, 8/01/17 – NPFG Insured	8/14 at 100.00	A	706,293
1,195	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	A	1,184,376
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured	9/13 at 100.00	A	2,773,682
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	220,953
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39	8/21 at 100.00	A	1,480,457
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation, Series 2007, 5.125%, 8/01/37 – AMBAC Insured	8/17 at 100.00	A	2,094,682
375	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	A–	412,766
121,885	Total Tax Obligation/Limited			121,094,156
	Transportation – 4.5% (3.0% of Total Investments)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2008, Tender Option Bond Trust 3211, 13.465%, 10/01/32 (IF)	4/18 at 100.00	AA	1,101,658
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds, Series 1999, 5.875%, 1/15/29	1/14 at 101.00	BBB–	11,038,940
	Port of Oakland, California, Revenue Refunding Bonds, Series 2012P:
1,000	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	986,050
1,390	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	1,345,534
14,360	Total Transportation			14,472,182
	U.S. Guaranteed – 16.3% (10.8% of Total Investments) (5)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)	4/16 at 100.00	AA (5)	4,388,292
5,800	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)	1/14 at 100.00	Aaa	6,454,066
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AAA	5,319,395
1,110	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15 (Pre-refunded 7/01/14) (4)	7/14 at 100.00	Aaa	1,154,633
2,500	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,551,975
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 101.00	AA– (5)	1,536,786
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	16,534,456
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)	12/13 at 102.00	A (5)	3,109,020

Nuveen Investments	63

NUC	Nuveen California Quality Income Municipal Fund, Inc. (continued)
Portfolio of Investments August 31, 2013 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
$520	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	A (5)	$526,666
745	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	A (5)	754,551
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured	8/14 at 100.00	AA– (5)	2,485,865
1,675	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 6.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (5)	2,106,430
585	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	8/17 at 100.00	A (5)	638,855
565	Roseville Joint Union High School District, Placer County, California, General Obligation Bonds, Series 2006B, 5.000%, 8/01/27 (Pre-refunded 8/01/15) – FGIC Insured	8/15 at 100.00	AA (5)	614,906
3,700	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	3,870,237
45,960	Total U.S. Guaranteed			52,046,133
	Utilities – 3.8% (2.5% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	3,490,260
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)	7/15 at 100.00	AA–	521,875
5,230	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	AA–	5,285,490
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,218,574
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,462,844
12,160	Total Utilities			11,979,043
	Water and Sewer – 10.5% (6.9% of Total Investments)
2,400	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/28	4/23 at 100.00	AA–	2,552,088
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside Desalination Project, Series 2012:
2,660	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	2,160,266
7,320	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	5,747,591
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured	10/13 at 101.00	AA–	5,599,698
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates of Participation, Tender Option Bond Trust 3220, 14.440%, 7/01/28 (IF)	7/18 at 100.00	AA+	1,934,336
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
480	5.250%, 12/01/20	12/13 at 100.00	A	484,973
695	5.250%, 12/01/21	12/13 at 100.00	A	701,971
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A	1,218,821
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006, 5.000%, 4/01/36 – NPFG Insured	4/16 at 100.00	AA–	850,986

64	Nuveen Investments

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 – AMBAC Insured	4/16 at 100.00	A	$1,269,900
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option Bond Trust 09-8B, 17.523%, 7/01/35 (IF) (4)	7/19 at 100.00	AAA	738,635
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Series 2010A, 5.250%, 5/15/27	5/20 at 100.00	AA	10,180,037
34,025	Total Water and Sewer			33,439,302
$545,096	Total Investments (cost $472,201,986) – 151.2%			481,515,624
	Floating Rate Obligations – (7.9)%			(25,130,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (49.6)% (6)			(158,100,000)
	Other Assets Less Liabilities – 6.3%			20,271,285
	Net Assets Applicable to Common Shares – 100%			$318,556,909

(1)	All percentages in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)
Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	65

Statement of
Assets & Liabilities
August 31, 2013 (Unaudited)

	California		California		California	California
	Value		Value 2		Performance Plus	Opportunity
	(NCA	)	(NCB	)	(NCP )	(NCO	)
Assets
Investments, at value (cost $232,349,824, $46,922,723, $276,294,733 and $166,613,374, respectively)	$236,807,935		$51,824,242		$272,943,089	$168,288,136
Cash	4,376,589		249,141		343,773	100,206
Receivable for:
Interest	2,722,039		643,256		4,361,192	2,335,912
Investments sold	2,840,000		—		—	175,000
Deferred offering costs	145,000		—		953,993	757,656
Other assets	27,925		2,082		99,916	50,802
Total assets	246,919,488		52,718,721		278,701,963	171,707,712
Liabilities
Floating rate obligations	4,490,000		—		6,180,000	6,190,000
Payable for:
Common share dividends	913,025		195,669		925,728	608,095
Investments purchased	—		397,525		—	—
Offering costs	—		—		254,352	—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	—		—		91,000,000	49,800,000
Accrued expenses:
Management fees	112,009		28,355		150,403	93,218
Directors/Trustees fees	24,662		221		36,698	722
Shelf offering costs	145,000		—		130,000	—
Other	76,856		24,091		67,232	47,381
Total liabilities	5,761,552		645,861		98,744,413	56,739,416
Net assets applicable to common shares	$241,157,936		$52,072,860		$179,957,550	$114,968,296
Common shares outstanding	25,283,751		3,287,900		13,019,195	8,170,445
Net asset value per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$9.54		$15.84		$13.82	$14.07
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$252,838		$32,879		$130,192	$81,704
Paid-in surplus	238,030,321		46,967,862		182,298,501	113,999,958
Undistributed (Over-distribution of) net investment income	1,388,544		477,411		2,784,326	1,681,319
Accumulated net realized gain (loss)	(2,971,878)		(306,811)		(1,903,825)	(2,469,447)
Net unrealized appreciation (depreciation)	4,458,111		4,901,519		(3,351,644)	1,674,762
Net assets applicable to common shares	$241,157,936		$52,072,860		$179,957,550	$114,968,296
Authorized shares:
Common	250,000,000		Unlimited		200,000,000	200,000,000
Preferred	N/A		N/A		1,000,000	1,000,000

N/A – Fund is not authorized to issue Preferred shares.

See accompanying notes to financial statements.

66	Nuveen Investments

	California	California		California
	Investment Quality	Select Quality		Quality Income
	(NQC )	(NVC	)	(NUC	)
Assets
Investments, at value (cost $303,028,615, $495,043,915 and $472,201,986, respectively)	$299,544,445	$502,093,204		$481,515,624
Cash	47,723	239,463		1,306,248
Receivable for:
Interest	4,642,768	7,642,324		7,159,564
Investments sold	401,050	3,021,535		12,995,000
Deferred offering costs	516,024	951,218		944,378
Other assets	124,899	176,488		174,087
Total assets	305,276,909	514,124,232		504,094,901
Liabilities
Floating rate obligations	10,420,000	17,320,000		25,130,000
Payable for:
Common share dividends	952,777	1,774,496		1,737,400
Investments purchased	795,050	2,726,289		—
Offering costs	303,609	—		—
Variable Rate Demand Preferred (VRDP) Shares, at liquidation value	105,600,000	158,900,000		158,100,000
Accrued expenses:
Management fees	161,993	270,619		260,766
Directors/Trustees fees	39,040	66,870		64,861
Shelf offering costs	140,000	139,000		140,000
Other	83,221	109,084		104,965
Total liabilities	118,495,690	181,306,358		185,537,992
Net assets applicable to common shares	$186,781,219	$332,817,874		$318,556,909
Common shares outstanding	13,654,705	23,311,694		22,204,378
Net asset value per common share outstanding (net assets applicable to common shares, divided by common shares outstanding)	$13.68	$14.28		$14.35
Net assets applicable to common shares consist of:
Common shares, $.01 par value per share	$136,547	$233,117		$222,044
Paid-in surplus	190,465,306	325,897,155		310,152,112
Undistributed (Over-distribution of) net investment income	2,176,210	4,412,750		5,437,128
Accumulated net realized gain (loss)	(2,512,674)	(4,774,437)		(6,568,013)
Net unrealized appreciation (depreciation)	(3,484,170)	7,049,289		9,313,638
Net assets applicable to common shares	$186,781,219	$332,817,874		$318,556,909
Authorized shares:
Common	200,000,000	200,000,000		200,000,000
Preferred	1,000,000	1,000,000		1,000,000

See accompanying notes to financial statements.

Nuveen Investments	67

Statement of
Operations
Six Months Ended August 31, 2013 (Unaudited)

	California	California	California	California
	Value	Value 2	Performance Plus	Opportunity
	(NCA )	(NCB )	(NCP )	(NCO )
Investment Income	$6,681,885	$1,563,073	$7,479,356	$4,868,592
Expenses
Management fees	683,932	176,790	937,854	584,588
Shareholder servicing agent fees and expenses	12,091	96	6,873	4,115
Interest expense and amortization of offering costs	12,953	—	121,174	83,421
Liquidity fees	—	—	355,287	259,243
Remarketing fees	—	—	46,512	25,453
Custodian fees and expenses	25,015	8,284	31,840	19,938
Directors/Trustees fees and expenses	3,236	702	3,843	2,300
Professional fees	18,220	14,162	23,014	22,024
Shareholder reporting expenses	5,860	6,925	6,543	7,484
Stock exchange listing fees	4,414	242	4,354	4,354
Investor relations expenses	7,023	1,597	5,439	3,344
Other expenses	6,024	4,151	21,768	3,367
Total expenses	778,768	212,949	1,564,501	1,019,631
Net investment income (loss)	5,903,117	1,350,124	5,914,855	3,848,961
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(865,897)	(147,766)	(1,443,888)	(238,948)
Swaps	—	(59,500)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(22,098,032)	(5,589,538)	(27,178,710)	(19,607,985)
Swaps	—	32,496	—	—
Net realized and unrealized gain (loss)	(22,963,929)	(5,764,308)	(28,622,598)	(19,846,933)
Net increase (decrease) in net assets applicable to common shares from operations	$(17,060,812)	$(4,414,184)	$(22,707,743)	$(15,997,972)

See accompanying notes to financial statements.

68	Nuveen Investments

	California	California	California
	Investment Quality	Select Quality	Quality Income
	(NQC )	(NVC )	(NUC )
Investment Income	$7,859,921	$14,086,233	$13,946,993
Expenses
Management fees	1,020,330	1,689,015	1,623,016
Shareholder servicing agent fees and expenses	6,323	8,659	7,830
Interest expense and amortization of offering costs	137,765	210,532	244,876
Liquidity fees	494,747	620,385	617,262
Remarketing fees	53,973	81,216	80,807
Custodian fees and expenses	27,714	47,729	47,988
Directors/Trustees fees and expenses	4,505	6,866	6,625
Professional fees	21,978	30,881	30,469
Shareholder reporting expenses	8,436	13,282	13,712
Stock exchange listing fees	4,442	4,579	4,552
Investor relations expenses	6,099	9,881	9,164
Other expenses	21,915	25,587	25,218
Total expenses	1,808,227	2,748,612	2,711,519
Net investment income (loss)	6,051,694	11,337,621	11,235,474
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,086,473)	(1,012,229)	(1,693,757)
Swaps	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(32,089,046)	(54,074,495)	(49,220,935)
Swaps	—	—	—
Net realized and unrealized gain (loss)	(33,175,519)	(55,086,724)	(50,914,692)
Net increase (decrease) in net assets applicable to common shares from operations	$(27,123,825)	$(43,749,103)	$(39,679,218)

See accompanying notes to financial statements.

Nuveen Investments	69

Statement of
Changes in Net Assets (Unaudited)

	California Value (NCA)		California Value 2 (NCB)		California Performance Plus (NCP)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/13	2/28/13	8/31/13	2/28/13	8/31/13	2/28/13
Operations
Net investment income (loss)	$5,903,117	$11,854,006	$1,350,124	$2,716,611	$5,914,855	$11,789,680
Net realized gain (loss) from:
Investments	(865,897)	442,672	(147,766)	559,938	(1,443,888)	678,773
Swaps	—	—	(59,500)	(661,714)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(22,098,032)	8,841,717	(5,589,538)	2,350,407	(27,178,710)	8,312,464
Swaps	—	—	32,496	701,797	—	—
Net increase (decrease) in net assets applicable to common shares from operations	(17,060,812)	21,138,395	(4,414,184)	5,667,039	(22,707,743)	20,780,917
Distributions to Common Shareholders
From net investment income	(5,916,398)	(11,876,200)	(1,282,281)	(2,625,717)	(6,170,434)	(12,598,891)
From accumulated net realized gains	—	—	—	(43,729)	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(5,916,398)	(11,876,200)	(1,282,281)	(2,669,446)	(6,170,434)	(12,598,891)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	—	—	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	41,527	268,867	—	—	148,885	895,810
Net increase (decrease) in net assets applicable to common shares from capital share transactions	41,527	268,867	—	—	148,885	895,810
Net increase (decrease) in net assets applicable to common shares	(22,935,683)	9,531,062	(5,696,465)	2,997,593	(28,729,292)	9,077,836
Net assets applicable to common shares at the beginning of period	264,093,619	254,562,557	57,769,325	54,771,732	208,686,842	199,609,006
Net assets applicable to common shares at the end of period	$241,157,936	$264,093,619	$52,072,860	$57,769,325	$179,957,550	$208,686,842
Undistributed (Over-distribution of) net investment income at the end of period	$1,388,544	$1,401,825	$477,411	$409,568	$2,784,326	$3,039,905

See accompanying notes to financial statements.

70	Nuveen Investments

	California		California		California
	Opportunity (NCO)		Investment Quality (NQC)		Select Quality (NVC)
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/13	2/28/13	8/31/13	2/28/13	8/31/13	2/28/13
Operations
Net investment income (loss)	$3,848,961	$7,541,437	$6,051,694	$11,437,842	$11,337,621	$22,413,362
Net realized gain (loss) from:
Investments	(238,948)	(247,880)	(1,086,473)	1,742,907	(1,012,229)	1,245,325
Swaps	—	—	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(19,607,985)	7,906,514	(32,089,046)	11,494,394	(54,074,495)	22,266,999
Swaps	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to common shares from operations	(15,997,972)	15,200,071	(27,123,825)	24,675,143	(43,749,103)	45,925,686
Distributions to Common Shareholders
From net investment income	(3,921,592)	(7,830,103)	(6,308,474)	(13,320,076)	(11,607,096)	(23,760,759)
From accumulated net realized gains	—	—	—	—	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(3,921,592)	(7,830,103)	(6,308,474)	(13,320,076)	(11,607,096)	(23,760,759)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	—	—	—	—	—	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	67,738	338,291	106,637	936,643	426,494	1,749,591
Net increase (decrease) in net assets applicable to common shares from capital share transactions	67,738	338,291	106,637	936,643	426,494	1,749,591
Net increase (decrease) in net assets applicable to common shares	(19,851,826)	7,708,259	(33,325,662)	12,291,710	(54,929,705)	23,914,518
Net assets applicable to common shares at the beginning of period	134,820,122	127,111,863	220,106,881	207,815,171	387,747,579	363,833,061
Net assets applicable to common shares at the end of period	$114,968,296	$134,820,122	$186,781,219	$220,106,881	$332,817,874	$387,747,579
Undistributed (Over-distribution of) net investment income at the end of period	$1,681,319	$1,753,950	$2,176,210	$2,432,990	$4,412,750	$4,682,225

See accompanying notes to financial statements.

Nuveen Investments	71

Statement of Changes in Net Assets (Unaudited) (continued)

	California
	Quality Income (NUC)
	Six Months	Year
	Ended	Ended
	8/31/13	2/28/13
Operations
Net investment income (loss)	$11,235,474	$22,044,637
Net realized gain (loss) from:
Investments	(1,693,757)	728,051
Swaps	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	(49,220,935)	15,640,505
Swaps	—	—
Net increase (decrease) in net assets applicable to common shares from operations	(39,679,218)	38,413,193
Distributions to Common Shareholders
From net investment income	(11,305,928)	(23,014,225)
From accumulated net realized gains	—	—
Decrease in net assets applicable to common shares from distributions to common shareholders	(11,305,928)	(23,014,225)
Capital Share Transactions
Common shares:
Proceeds from shelf offering, net of offering costs	585,741	—
Net proceeds from shares issued to shareholders due to reinvestment of distributions	658,729	1,521,587
Net increase (decrease) in net assets applicable to common shares from capital share transactions	1,244,470	1,521,587
Net increase (decrease) in net assets applicable to common shares	(49,740,676)	16,920,555
Net assets applicable to common shares at the beginning of period	368,297,585	351,377,030
Net assets applicable to common shares at the end of period	$318,556,909	$368,297,585
Undistributed (Over-distribution of) net investment income at the end of period	$5,437,128	$5,507,582

See accompanying notes to financial statements.

72	Nuveen Investments

Statement of
Cash Flows
Six Months Ended August 31, 2013 (Unaudited)

	California	California	California
	Performance Plus	Opportunity	Investment Quality
	(NCP )	(NCO )	(NQC )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(22,707,743)	$(15,997,972)	$(27,123,825)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(33,421,248)	(16,161,323)	(53,881,752)
Proceeds from sales and maturities of investments	32,849,738	15,641,874	47,669,012
Amortization (Accretion) of premiums and discounts, net	304,531	(208,056)	46,716
(Increase) Decrease in:
Receivable for interest	(73,136)	(23,135)	(59,206)
Receivable for investments sold	—	(175,000)	3,759,550
Other assets	1,635	(46,694)	2,371
Increase (Decrease) in:
Payable for investments purchased	(1,105,979)	(1,455,077)	(2,627,218)
Accrued management fees	3,155	1,796	2,946
Accrued Directors/Trustees fees	957	12	968
Accrued other expenses	(12,658)	(73,267)	(20,717)
Net realized (gain) loss from investments	1,443,888	238,948	1,086,473
Change in net unrealized (appreciation) depreciation of investments	27,178,710	19,607,985	32,089,046
Taxes paid on undistributed capital gains	(3)	(21)	(35)
Net cash provided by (used in) operating activities	4,461,847	1,350,070	944,329
Cash Flows from Financing Activities:
(Increase) Decrease in:
Deferred offering costs	(114,768)	12,726	(133,523)
Increase (Decrease) in:
Floating rate obligations	—	1,905,000	4,685,000
Payable for offering costs	(103,100)	—	(25,411)
Accrued shelf offering costs	130,000	—	140,000
Cash distributions paid to common shareholders	(6,001,475)	(3,830,335)	(6,160,401)
Proceeds from shelf offering, net of offering costs	—	—	—
Net cash provided by (used in) financing activities	(6,089,343)	(1,912,609)	(1,494,335)
Net Increase (Decrease) in Cash	(1,627,496)	(562,539)	(550,006)
Cash at the beginning of period	1,971,269	662,745	597,729
Cash at the End of Period	343,773	100,206	47,723

Supplemental Disclosure of Cash Flow Information

	California		California		California
	Performance Plus		Opportunity		Investment Quality
	(NCP	)	(NCO	)	(NQC	)
Cash paid for interest (excluding amortization of offering costs)	$105,942		$70,696		$131,288
Non-cash financing activities not included herein consists of reinvestments of common share distributions	148,885		67,738		106,637

See accompanying notes to financial statements.

Nuveen Investments	73

Statement of Cash Flows (Unaudited) (continued)

	California	California
	Select Quality	Quality Income
	(NVC )	(NUC )
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(43,749,103)	$(39,679,218)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(53,065,515)	(64,809,650)
Proceeds from sales and maturities of investments	53,527,156	77,484,648
Amortization (Accretion) of premiums and discounts, net	(138,204)	(294,045)
(Increase) Decrease in:
Receivable for interest	127,662	50,561
Receivable for investments sold	(1,661,535)	(12,920,000)
Other assets	(3,472)	(3,511)
Increase (Decrease) in:
Payable for investments purchased	(3,610,979)	—
Accrued management fees	6,815	6,337
Accrued Directors/Trustees fees	1,673	1,622
Accrued other expenses	(21,975)	(19,440)
Net realized (gain) loss from investments	1,012,229	1,693,757
Change in net unrealized (appreciation) depreciation of investments	54,074,495	49,220,935
Taxes paid on undistributed capital gains	(62)	(17)
Net cash provided by (used in) operating activities	6,499,185	10,731,979
Cash Flows from Financing Activities:
(Increase) Decrease in:
Deferred offering costs	(124,819)	(122,432)
Increase (Decrease) in:
Floating rate obligations	3,510,000	—
Payable for offering costs	—	—
Accrued shelf offering costs	139,000	140,000
Cash distributions paid to common shareholders	(11,180,264)	(10,576,860)
Proceeds from shelf offering, net of offering costs	—	585,741
Net cash provided by (used in) financing activities	(7,656,083)	(9,973,551)
Net Increase (Decrease) in Cash	(1,156,898)	758,428
Cash at the beginning of period	1,396,361	547,820
Cash at the End of Period	239,463	1,306,248

Supplemental Disclosure of Cash Flow Information

	California		California
	Select Quality		Quality Income
	(NVC	)	(NUC	)
Cash paid for interest (excluding amortization of offering costs)	$195,350		$229,777
Non-cash financing activities not included herein consists of reinvestments of common share distributions	426,494		658,729

See accompanying notes to financial statements.

74	Nuveen Investments

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Nuveen Investments	75

Financial
Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations			Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired	Initial Offering Costs	Ending Common Share Net Asset Value	Ending Market Value
California Value (NCA)
Year Ended 2/28–2/29:
2014(f)	$10.45	$.23	$(.91)	$(.68)	$(.23)	$—	$(.23)	$—	$—	$9.54	$9.13
2013	10.08	.47	.37	.84	(.47)	—	(.47)	—	—	10.45	10.45
2012	9.07	.48	.99	1.47	(.46)	—	(.46)	—	—	10.08	10.13
2011	9.53	.47	(.47)	—	(.46)	—	(.46)	—	—	9.07	8.36
2010	8.87	.47	.65	1.12	(.46)	—	(.46)	—	—	9.53	9.00
2009(b)	9.70	.23	(.70)	(.47)	(.23)	(.13)	(.36)	—	—	8.87	8.39
Year Ended 8/31:
2008	9.87	.47	(.18)	.29	(.44)	(.02)	(.46)	—	—	9.70	9.63

California Value 2 (NCB)
Year Ended 2/28–2/29:
2014(f)	17.57	.41	(1.75)	(1.34)	(.39)	—	(.39)	—	—	15.84	14.78
2013	16.66	.83	.89	1.72	(.80)	(.01)	(.81)	—	—	17.57	16.86
2012	14.88	.84	1.76	2.60	(.80)	(.02)	(.82)	—	—	16.66	16.33
2011	15.71	.84	(.84)	—	(.82)	(.01)	(.83)	—	—	14.88	13.65
2010(c)	14.33	.65	1.40	2.05	(.62)	(.02)	(.64)	—	(.03)	15.71	14.61

(a)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

76	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares

Based on Common Share Net Asset Value (a)	Based on Market Value (a)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(d)	Net Investment Income (Loss)		Portfolio Turnover Rate	(e)

(6.56)%	(10.50)%	$241,158.60		%*	4.57	%*	10%
8.48	7.99	264,094.64			4.55		16
16.58	27.44	254,563.65			4.98		8
(.13)	(2.32)	228,948.65			4.92		14
12.85	12.83	240,598.68			5.03		6
(4.73)	(9.08)	223,949.72		*	5.30	*	12

2.94	4.70	244,985.69			4.71		22

(7.74)	(10.15)	52,073.76		*	4.80	*	5
10.54	8.39	57,769.74			4.81		7
17.97	26.50	54,772.77			5.41		4
(.17)	(1.25)	48,936.72			5.35		5
14.34	1.80	51,661.77		*	5.13	*	10

(b)	For the six months ended February 28, 2009.
(c)	For the period April 28, 2009 (commencement of operations) through February 28, 2010.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, as follows:

California Value (NCA)
Year Ended 2/28–2/29:
2014(f)	.01	%*
2013	.01
2012	.01
2011	.01
2010	.01
2009(b)	.02	*
Year Ended 8/31:
2008	.04

California Value 2 (NCB)
Year Ended 2/28–2/29:
2014(f)	—%
2013	—
2012	—
2011	—
2010(c)	—

(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(f)	For the six months ended August 31, 2013.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumu- lated Net Re- alized Gains to Auction Rate Pre- ferred Share- holders (a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Performance Plus (NCP)
Year Ended 2/28–2/29:
2014(g)	$16.04	$.45	$(2.20)	$—	$—	$(1.75)	$(.47)	$—	$(.47)	$—		$13.82	$13.16
2013	15.41	.91	.69	—	—	1.60	(.97)	—	(.97)	—		16.04	16.10
2012	13.03	.95	2.38	—	—	3.33	(.95)	—	(.95)	—		15.41	15.74
2011	14.07	1.00	(1.12)	(.02)	—	(.14)	(.90)	—	(.90)	—		13.03	12.43
2010	12.63	1.02	1.26	(.03)	(.01)	2.24	(.80)	—	(.80)	—	**	14.07	12.59
2009(d)	14.19	.48	(1.45)	(.12)	(.03)	(1.12)	(.35)	(.09)	(.44)	—	**	12.63	10.87
Year Ended 8/31:
2008	14.77	.98	(.52)	(.25)	(.03)	.18	(.69)	(.07)	(.76)	—		14.19	12.70

California Opportunity (NCO)
Year Ended 2/28–2/29:
2014(g)	16.51	.47	(2.43)	—	—	(1.96)	(.48)	—	(.48)	—		14.07	13.57
2013	15.61	.92	.94	—	—	1.86	(.96)	—	(.96)	—		16.51	16.74
2012	12.76	.95	2.85	—	—	3.80	(.95)	—	(.95)	—		15.61	15.83
2011	14.13	.95	(1.39)	— **	—	(.44)	(.93)	—	(.93)	—		12.76	12.42
2010	12.92	1.03	1.05	(.03)	—	2.05	(.84)	—	(.84)	—	**	14.13	12.94
2009(d)	14.32	.50	(1.36)	(.12)	(.02)	(1.00)	(.35)	(.05)	(.40)	—	**	12.92	10.77
Year Ended 8/31:
2008	14.90	1.01	(.52)	(.26)	(.03)	.20	(.71)	(.07)	(.78)	—		14.32	12.85

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

78	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate	(f)

(11.09)%	(15.57)%	$179,958	1.56	%*	5.91	%*	11%
10.67	8.75	208,687	1.54		5.77		12
26.45	35.63	199,609	1.63		6.73		10
(1.26)	5.61	168,600	1.31		7.11		15
18.20	23.76	182,060	1.25		7.58		3
(7.75)	(10.58)	163,623	1.40	*	7.72	*	6

1.23	(4.41)	183,943	1.33		6.73		11

(12.09)	(16.30)	114,968	1.58	*	5.98	*	9
12.22	12.20	134,820	1.65		5.74		13
30.81	36.49	127,112	1.77		6.80		12
(3.51)	2.82	103,930	1.77		6.77		18
16.25	28.54	115,069	1.26		7.59		5
(6.85)	(12.83)	105,482	1.48	*	8.00	*	4

1.35	(5.15)	116,964	1.36		6.84		8

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred Shares (“ARPS”) and/or VRDP Shares, where applicable.

(d)	For the six months ended February 28, 2009.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

California Performance Plus (NCP)
Year Ended 2/28–2/29:
2014(g)	.52	%*
2013	.49
2012	.57
2011	.17
2010	.03
2009(d)	.06	*
Year Ended 8/31:
2008	.07

California Opportunity (NCO)
Year Ended 2/28–2/29:
2014(g)	.57	%*
2013	.58
2012	.68
2011	.69
2010	.04
2009(d)	.04	*
Year Ended 8/31:
2008	.08

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended August 31, 2013.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumu- lated Net Re- alized Gains to Auction Rate Pre- ferred Share- holders (a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Discount from Common Shares Repurchased and Retired		Ending Common Share Net Asset Value	Ending Market Value
California Investment Quality (NQC)
Year Ended 2/28–2/29:
2014(g)	$16.13	$.44	$(2.43)	$—	$—	$(1.99)	$(.46)	$—	$(.46)	$—		$13.68	$13.33
2013	15.29	.84	.98	—	—	1.82	(.98)	—	(.98)	—		16.13	16.13
2012	13.07	.95	2.23	—	—	3.18	(.96)	—	(.96)	—		15.29	15.85
2011	14.06	1.01	(1.06)	(.03)	—	(.08)	(.91)	—	(.91)	—		13.07	12.41
2010	12.65	1.04	1.24	(.02)	(.02)	2.24	(.83)	—	(.83)	—		14.06	12.84
2009(d)	14.34	.49	(1.50)	(.11)	(.02)	(1.14)	(.36)	(.19)	(.55)	—		12.65	11.09
Year Ended 8/31:
2008	14.81	1.00	(.47)	(.27)	— **	.26	(.72)	(.01)	(.73)	—		14.34	13.08

California Select Quality (NVC)
Year Ended 2/28–2/29:
2014(g)	16.65	.49	(2.36)	—	—	(1.87)	(.50)	—	(.50)	—		14.28	13.81
2013	15.70	.96	1.01	—	—	1.97	(1.02)	—	(1.02)	—		16.65	16.88
2012	13.09	1.00	2.61	—	—	3.61	(1.00)	—	(1.00)	—		15.70	16.38
2011	14.27	1.02	(1.21)	(.02)	—	(.21)	(.97)	—	(.97)	—		13.09	12.65
2010	12.72	1.07	1.40	(.02)	(.02)	2.43	(.88)	—	(.88)	—	**	14.27	13.61
2009(d)	14.31	.50	(1.41)	(.11)	(.03)	(1.05)	(.36)	(.18)	(.54)	—	**	12.72	10.78
Year Ended 8/31:
2008	14.75	1.01	(.42)	(.26)	(.02)	.31	(.70)	(.05)	(.75)	—		14.31	12.88

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

80	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate	(f)

(12.55)%	(14.67)%	$186,781	1.72	%*	5.77	%*	15%
12.17	8.22	220,107	1.96		5.30		18
25.20	36.87	207,815	1.74		6.77		11
(.84)	3.41	177,474	1.36		7.15		16
18.21	23.89	190,883	1.29		7.72		11
(7.70)	(10.59)	171,836	1.47	*	7.87	*	6

1.78	.53	194,772	1.39		6.77		15

(11.46)	(15.47)	332,818	1.48	*	6.10	*	10
12.89	9.70	387,748	1.51		5.94		10
28.60	38.89	363,833	1.64		7.03		16
(1.82)	(.41)	302,548	1.50		7.18		17
19.60	35.21	329,544	1.24		7.91		10
(7.09)	(11.80)	294,019	1.39	*	8.08	*	6

2.07	(2.52)	330,915	1.32		6.90		13

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	For the six months ended February 28, 2009.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

California Investment Quality (NQC)
Year Ended 2/28–2/29:
2014(g)	.65	%*
2013	.81
2012	.65
2011	.20
2010	.06
2009(d)	.17	*
Year Ended 8/31:
2008	.15

California Select Quality (NVC)
Year Ended 2/28–2/29:
2014(g)	.49	%*
2013	.51
2012	.62
2011	.41
2010	.05
2009(d)	.11	*
Year Ended 8/31:
2008	.10

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended August 31, 2013.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial Highlights (Unaudited) (continued)

Selected data for a common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to Auction Rate Preferred Share- holders (a)	Distributions from Accumu- lated Net Re- alized Gains to Auction Rate Pre- ferred Share- holders (a)	Total	From Net Investment Income to Common Share- holders	From Accumu- lated Net Realized Gains to Common Share- holders	Total	Shelf Offering Costs		Discount from Common Shares Repurchased and Retired		Premium from Common Shares Sold through Shelf Offering	Ending Common Share Net Asset Value	Ending Market Value
California Quality Income (NUC)
Year Ended 2/28–2/29:
2014(g)	$16.65	$.51	$(2.30)	$—	$—	$(1.79)	$(.51)	$—	$(.51)	$—	**	$—	**	$—	$14.35	$14.19
2013	15.95	1.00	.74	—	—	1.74	(1.04)	—	(1.04)	—		—		—	16.65	17.16
2012	13.62	1.03	2.32	—	—	3.35	(1.02)	—	(1.02)	—		—		—	15.95	16.84
2011	14.58	1.04	(1.01)	(.02)	—	.01	(.97)	—	(.97)	—		—		—	13.62	12.92
2010	13.29	1.10	1.13	(.03)	(.02)	2.18	(.89)	—	(.89)	—		—	**	—	14.58	13.64
2009(d)	14.73	.52	(1.28)	(.12)	(.03)	(.91)	(.37)	(.16)	(.53)	—		—	**	—	13.29	11.21
Year Ended 8/31:
2008	14.93	1.04	(.23)	(.29)	—	.52	(.72)	—	(.72)	—		—		—	14.73	13.08

(a)	The amounts shown are based on common share equivalents.
(b)
Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Net Asset Value is the combination of changes in common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

82	Nuveen Investments

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets Applicable to Common Shares(c)

Based on Common Share Net Asset Value (b)	Based on Market Value (b)	Ending Net Assets Applicable to Common Shares (000)	Expenses	(e)	Net Investment Income (Loss)		Portfolio Turnover Rate	(f)

(10.96)%	(14.54)%	$318,557	1.53	%*	6.36	%*	12%
11.21	8.54	368,298	1.57		6.10		14
25.46	39.70	351,377	1.71		7.05		11
(.17)	1.41	299,609	1.55		7.12		16
16.84	30.22	320,561	1.26		7.85		11
(5.94)	(9.94)	292,373	1.37	*	8.00	*	6

3.51	(2.12)	324,354	1.33		6.93		10

(c)
Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders, where applicable; Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to ARPS and/or VRDP Shares, where applicable.

(d)	For the six months ended February 28, 2009.
(e)
The expense ratios reflect, among other things, all interest expense and other costs related to VRDP Shares and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, each as described in Note 1 – General Information and Significant Accounting Policies, Variable Rate Demand Preferred Shares and Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities, respectively, as follows:

California Quality Income (NUC)
Year Ended 2/28–2/29:
2014(g)	.53	%*
2013	.56
2012	.66
2011	.44
2010	.06
2009(d)	.10	*
Year Ended 8/31:
2008	.10

(f)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.

(g)	For the six months ended August 31, 2013.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	83

Financial Highlights (Unaudited) (continued)

	ARPS at the End of Period		VRDP Shares at the End of Period
	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage
	Outstanding	Per	Outstanding	Per
	(000)	$25,000 Share	(000)	$100,000 Share
California Performance Plus (NCP)
Year Ended 2/28–2/29:
2014(e)	$—	$—	$91,000	$297,756
2013	—	—	91,000	329,326
2012	—	—	81,000	346,431
2011	—	—	81,000	308,148
2010	91,175	74,920	—	—
2009(d)	91,175	69,865	—	—
Year Ended 8/31:
2008	105,075	68,765	—	—

California Opportunity (NCO)
Year Ended 2/28–2/29:
2014(e)	—	—	49,800	330,860
2013	—	—	49,800	370,723
2012	—	—	49,800	355,245
2011	—	—	49,800	308,695
2010	48,775	83,979	—	—
2009(d)	58,900	69,771	—	—
Year Ended 8/31:
2008	68,000	68,002	—	—

California Investment Quality (NQC)
Year Ended 2/28–2/29:
2014(e)	—	—	105,600	276,876
2013	—	—	105,600	308,435
2012	—	—	95,600	317,380
2011	—	—	95,600	285,643
2010	94,925	75,272	—	—
2009(d)	94,925	70,256	—	—
Year Ended 8/31:
2008	108,650	69,816	—	—

California Select Quality (NVC)
Year Ended 2/28–2/29:
2014(e)	—	—	158,900	309,451
2013	—	—	158,900	344,020
2012	—	—	158,900	328,970
2011	—	—	158,900	290,401
2010	158,025	77,135	—	—
2009(d)	164,150	69,779	—	—
Year Ended 8/31:
2008	176,375	71,905	—	—

(d)	For the six months ended February 28, 2009.
(e)	For the six months ended August 31, 2013.

See accompanying notes to financial statements.

84	Nuveen Investments

	ARPS at the End of Period		VRDP Shares at the End of Period
	Aggregate	Asset	Aggregate	Asset
	Amount	Coverage	Amount	Coverage
	Outstanding	Per	Outstanding	Per
	(000)	$25,000 Share	(000)	$100,000 Share
California Quality Income (NUC)
Year Ended 2/28–2/29:
2014(e)	$—	$—	$158,100	$301,491
2013	—	—	158,100	332,952
2012	—	—	158,100	322,250
2011	—	—	158,100	289,506
2010	157,225	75,972	—	—
2009(d)	165,025	69,292	—	—
Year Ended 8/31:
2008	176,900	70,839	—	—

(d)	For the six months ended February 28, 2009.
(e)	For the six months ended August 31, 2013.

See accompanying notes to financial statements.

Nuveen Investments	85

Notes to
Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) or NYSE MKT symbols are as follows (each a “Fund” and collectively, the “Funds”):

•   Nuveen California Municipal Value Fund, Inc. (NCA) (“California Value (NCA)”)

•   Nuveen California Municipal Value Fund 2 (NCB) (“California Value 2 (NCB)”)

•   Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (“California Performance Plus (NCP)”)

•   Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (“California Opportunity (NCO)”)

•   Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (“California Investment Quality (NQC)”)

•   Nuveen California Select Quality Municipal Fund, Inc. (NVC) (“California Select Quality (NVC)”)

•   Nuveen California Quality Income Municipal Fund, Inc. (NUC) (“California Quality Income (NUC)”)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end registered investment companies. Common shares of California Value (NCA), California Performance Plus (NCP), California Opportunity (NCO), California Investment Quality (NQC), California Select Quality (NVC) and California Quality Income (NUC) are traded on the NYSE while common shares of California Value 2 (NCB) are traded on the NYSE MKT. California Value (NCA), California Performance Plus (NCP), California Opportunity (NCO), California Investment Quality (NQC), California Select Quality (NVC) and California Quality Income (NUC) were incorporated under the state laws of Minnesota on July 15, 1987, October 6, 1989, January 23, 1990, September 21, 1990, April 3, 1991 and July 25, 1991, respectively. California Value 2 (NCB) was organized as a Massachusetts business trust on January 26, 2009.

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”). The Adviser is responsible for each Fund’s overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a portfolio of municipal obligations issued by state and local government authorities within the state of California or certain U.S. territories.

Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. As of August 31, 2013, there where no such outstanding purchase commitments in any of the Funds.

Investment Income
Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Should a Fund receive a refund of workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

86	Nuveen Investments

Dividends and Distributions to Common Shareholders
Dividends from net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Auction Rate Preferred Shares
Each Fund, except California Value (NCA) and California Value 2 (NCB), is authorized to issue Auction Rate Preferred Shares (“ARPS”). During prior fiscal periods the Funds redeemed all of their outstanding ARPS, at liquidation value.

Variable Rate Demand Preferred Shares
The following Funds have issued and outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation value per share. California Performance Plus (NCP), California Opportunity (NCO), California Investment Quality (NQC), California Select Quality (NVC) and California Quality Income (NUC) issued their VRDP Shares in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

As of August 31, 2013, the number of VRDP Shares outstanding and maturity date for each Fund are as follows:

			Shares Outstanding at
		Shares	$100,000 Per Share
	Series	Outstanding	Liquidation Value	Maturity
California Performance Plus (NCP)
	1	910	$91,000,000	December 1, 2040
California Opportunity (NCO)
	1	498	$49,800,000	March 1, 2040
California Investment Quality (NQC)
	2	1,056	$105,600,000	December 1, 2042
California Select Quality (NVC)
	1	1,589	$158,900,000	August 1, 2040
California Quality Income (NUC)
	1	1,581	$158,100,000	August 1, 2040

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of .10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

The average liquidation value of VRDP Shares outstanding and annualized dividend rate for each Fund during the six months ended August 31, 2013, were as follows:

	California				California		California		California
	Performance		California		Investment		Select		Quality
	Plus		Opportunity		Quality		Quality		Income
	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Average liquidation value of VRDP Shares outstanding	$91,000,000		$49,800,000		$105,600,000		$158,900,000		$158,100,000
Annualized dividend rate	0.19%		0.22%		0.19%		0.19%		0.19%

For financial reporting purposes only, the liquidation value of VRDP Shares is recorded as a liability and recognized as “Variable Rate Demand Preferred (VRDP) Shares, at liquidation value” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of

Nuveen Investments	87

Notes to Financial Statements (Unaudited) (continued)

“Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends paid on the VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are being amortized over the life of the shares and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

Common Shares Equity Shelf Programs and Offering Costs
During the prior reporting period, the following Funds each filed initial registration statements with the Securities and Exchange Commission (“SEC”) authorizing the Funds to issue additional common shares through equity shelf programs (“Shelf Offerings”), which became effective with the SEC during the current fiscal period.

Under these Shelf Offerings, the Funds, subject to market conditions, may raise additional equity capital from time to time in varying amounts and offering methods at a net price at or above each Fund’s net asset value (“NAV”) per common share.

Authorized common shares, common shares issued and offering proceeds, net of offering costs under each Fund’s shelf offering during the six months ended August 31, 2013, were as follows:

			California		California		California		California
	California		Performance		Investment		Select		Quality
	Value		Plus		Quality		Quality		Income
	(NCA	)	(NCP	)	(NQC	)	(NVC	)	(NUC	)
Authorized common shares	2,500,000		1,200,000		1,300,000		2,300,000		2,200,000
Common shares issued	—		—		—		—		38,800
Offering proceeds, net of offering costs	—		—		—		—		$585,741

Costs incurred by the Funds in connection with their initial Shelf Offerings are recorded as a deferred charge, which are amortized over the period such additional common shares are sold not to exceed the one-year life of the Shelf Offering period and are recognized as a component of “Deferred offering costs” on the Statement of Assets and Liabilities. Ongoing Shelf Offering costs, and any additional costs the Funds may incur in connection with the Shelf Offerings, are expensed as incurred and recorded as a component of “Proceeds from shelf offering, net of offering costs” on the Statement of Changes in Net Assets.

Indemnifications
Under the Funds’ organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds have entered into transactions subject to enforceable master repurchase agreements, International Swaps and Derivative Association, Inc. (“ISDA”) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of August 31, 2013, the Funds were not invested in any portfolio securities or derivatives that are subject to netting agreements.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

Investment Valuation
Prices of municipal bonds and swap contracts are provided by a pricing service approved by the Funds’ Board of Directors/Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

88	Nuveen Investments

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Directors/Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Directors/Trustees or its designee.

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

California Value (NCA)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$236,807,935	$—	$236,807,935
California Value 2 (NCB)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$51,824,242	$—	$51,824,242
California Performance Plus (NCP)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$272,943,089	$—	$272,943,089
California Opportunity (NCO)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$168,288,136	$—	$168,288,136
California Investment Quality (NQC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$299,544,445	$—	$299,544,445
California Select Quality (NVC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$502,093,204	$—	$502,093,204
California Quality Income (NUC)	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$481,515,624	$—	$481,515,624

*   Refer to the Fund’s Portfolio of Investments for industry classifications.

Nuveen Investments	89

Notes to Financial Statements (Unaudited) (continued)

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)
If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust, at their liquidation value, as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and the related interest paid to the holders of the short-term floating rate certificates as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

During the six months ended August 31, 2013, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate

90	Nuveen Investments

certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of August 31, 2013, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts, was as follows:

					California				California		California		California
	California		California		Performance		California		Investment		Select		Quality
	Value		Value 2		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Maximum exposure to Recourse Trusts	$—		$—		$7,500,000		$—		$—		$15,295,000		$7,815,000

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the following Funds during the six months ended August 31, 2013, were as follows:

			California				California		California		California
	California		Performance		California		Investment		Select		Quality
	Value		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Average floating rate obligations outstanding	$4,490,000		$6,180,000		$5,765,516		$9,376,060		$16,537,880		$25,130,000
Average annual interest rate and fees	0.57%		0.63%		0.55%		0.59%		0.54%		0.63%

Zero Coupon Securities
Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. Each Fund will limit its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Swap Contracts
Forward interest rate swap transactions involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying a Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of a Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps (, net)” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of swaps.”

A Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from swaps.” A Fund intends, but is not obligated, to terminate its forward interest rate swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

During the six months ended August 31, 2013, California Value 2 (NCB) used swap contracts to manage the duration of the Fund’s portfolio and to reduce sensitivity to movements in U.S. interest rates. The Fund exited these swap contracts during the current reporting period.

The average notional amount of swap contracts outstanding during the six months ended August 31, 2013, was as follows:

	California
	Value 2
	(NCB	)
Average notional amount of swap contracts outstanding*	$333,333

*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Nuveen Investments	91

Notes to Financial Statements (Unaudited) (continued)

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts for the six months ended August 31, 2013, and the primary underlying risk exposure.

					Change in Net
					Unrealized
	Underlying	Derivative	Net Realized		Appreciation
Fund	Risk Exposure	Instrument	Gain (Loss	)	(Depreciation	)
California Value 2 (NCB)	Interest Rate	Swaps	$(59,500)		$32,496

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Shares
The Funds have not repurchased any of their outstanding common shares during the six months ended August 31, 2013 and fiscal year ended February 28, 2013.

Transactions in common shares were as follows:

	California Value (NCA)		California Value 2 (NCB)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/13	2/28/13	8/31/13	2/28/13
Common shares:
Issued to shareholders due to reinvestment of distributions	3,970	26,100	—	—

	California		California
	Performance Plus (NCP)		Opportunity (NCO)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/13	2/28/13	8/31/13	2/28/13
Common shares:
Issued to shareholders due to reinvestment of distributions	9,253	56,706	4,083	20,931

	California		California
	Investment Quality (NQC)		Select Quality (NVC)
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	8/31/13	2/28/13	8/31/13	2/28/13
Common shares:
Issued to shareholders due to reinvestment of distributions	6,602	58,996	25,667	106,787

92	Nuveen Investments

	California
	Quality Income (NUC)
	Six Months	Year
	Ended	Ended
	8/31/13	2/28/13
Common shares:
Sold through shelf offering	38,800	—
Issued to shareholders due to reinvestment of distributions	39,852	92,328
Total	78,652	92,328
Weighted average common share:
Premium to NAV per shelf offering share sold	1.11%	—

Preferred Shares
The Funds did not have any transactions in VRDP shares during the six months ended August 31, 2013. California Opportunity (NCO), California Select Quality (NVC) and California Quality Income (NUC) did not have any transactions in VRDP Shares during the fiscal year ended February 28, 2013.

Transactions in VRDP Shares were as follows:

		Year Ended
		February 28, 2013
	Series	Shares	Amount
California Performance Plus (NCP)
VRDP Shares issued:
	1	100	$10,000,000
	2	—	—
Total		100	$10,000,000
California Investment Quality (NQC)
VRDP Shares issued:
	1	—	$—
	2	100	10,000,000
VRDP Shares exchanged:
	1	(956)	(95,600,000)
	2	956	95,600,000
Total		100	$10,000,000

5. Investment Transactions
Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended August 31, 2013, were as follows:

					California				California		California		California
	California		California		Performance		California		Investment		Select		Quality
	Value		Value 2		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Purchases	$26,379,808		$3,581,613		$33,421,248		$16,161,323		$53,881,752		$53,065,515		$64,809,650
Sales and maturities	34,204,099		2,730,247		32,849,738		15,641,874		47,669,012		53,527,156		77,484,648

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment

Nuveen Investments	93

Notes to Financial Statements (Unaudited) (continued)

transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of August 31, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

					California
	California		California		Performance	California
	Value		Value 2		Plus	Opportunity
	(NCA	)	(NCB	)	(NCP )	(NCO	)
Cost of investments	$227,810,241		$46,444,555		$269,739,788	$160,286,384
Gross unrealized:
Appreciation	$10,928,910		$5,652,927		$8,036,255	$5,837,917
Depreciation	(6,420,681)		(273,240)		(11,011,068)	(4,026,319)
Net unrealized appreciation (depreciation) of investments	$4,508,229		$5,379,687		$(2,974,813)	$1,811,598

	California	California		California
	Investment	Select		Quality
	Quality	Quality		Income
	(NQC )	(NVC	)	(NUC	)
Cost of investments	$292,453,861	$477,367,681		$447,087,516
Gross unrealized:
Appreciation	$8,738,243	$21,875,433		$20,920,548
Depreciation	(12,068,360)	(14,471,982)		(11,619,946)
Net unrealized appreciation (depreciation) of investments	$(3,330,117)	$7,403,451		$9,300,602

Permanent differences, primarily due to federal taxes paid, taxable market discount, distribution character reclassifications and nondeductible offering costs, resulted in reclassifications among the Funds’ components of common share net assets as of February 28, 2013, the Funds’ last tax year end, as follows:

					California			California		California		California
	California		California		Performance	California		Investment		Select		Quality
	Value		Value 2		Plus	Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP )	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Paid-in surplus	$—		$—		$(18,099)	$(26,265)		$(565,087)		$9,724		$(28,906)
Undistributed (Over-distribution of) net investment income	(39,173)		(2,323)		(84,310)	21,990		437,411		(57,381)		14,975
Accumulated net realized gain (loss)	39,173		2,323		102,409	4,275		127,676		47,657		13,931

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of February 28, 2013, the Funds’ last tax year end, were as follows:

					California				California		California		California
	California		California		Performance		California		Investment		Select		Quality
	Value		Value 2		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Undistributed net tax-exempt income1	$2,186,104		$205,220		$3,770,631		$2,297,110		$3,212,851		$6,172,247		$6,672,732
Undistributed net ordinary income2	1,039		4,109		1,952		6,878		17,178		24,563		6,561
Undistributed net long-term capital gains	—		—		—		—		—		—		—

1	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on February 1, 2013, paid on March 1, 2013.
2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended February 28, 2013, was designated for purposes of the dividends paid deduction as follows:

					California				California		California		California
	California		California		Performance		California		Investment		Select		Quality
	Value		Value 2		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Distributions from net tax-exempt income	$11,824,623		$2,613,880		$12,843,505		$7,970,499		$13,656,684		$24,242,996		$23,480,900
Distributions from net ordinary income2	50,560		16,860		—		—		—		—		—
Distributions from net long-term capital gains	—		43,637		—		—		—		—		—

2	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

94	Nuveen Investments

As of February 28, 2013, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration retain the character reflected and will be utilized first by a Fund, while the losses subject to expiration are considered short-term:

					California				California		California		California
	California		California		Performance		California		Investment		Select		Quality
	Value		Value 2		Plus		Opportunity		Quality		Quality		Income
	(NCA	)	(NCB	)	(NCP	)	(NCO	)	(NQC	)	(NVC	)	(NUC	)
Expiration:
February 28, 2017	$1,426,925		$—		$—		$—		$—		$65,078		$790,545
February 28, 2018	251,409		—		516,359		664,054		1,288,738		—		3,225,294
Not subject to expiration:
Short-term losses	—		—		—		73,472		—		—		—
Long-term losses	263,973		99,544		—		1,503,310		—		3,591,852		—
Total	$1,942,307		$99,544		$516,359		$2,240,836		$1,288,738		$3,656,930		$4,015,839

During the Funds’ last tax year ended February 28, 2013, the following Funds utilized capital loss carryforwards as follows:

	California				California		California
	Performance		California		Investment		Quality
	Plus		Opportunity		Quality		Income
	(NCP	)	(NCO	)	(NQC	)	(NUC	)
Utilized capital loss carryforwards	$800,779		$67,028		$1,768,982		$866,514

7. Management Fees and Other Transactions with Affiliates
Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser, and for California Value (NCA) a gross interest income component. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets* of the Fund, as well as 4.125% of the gross interest income (excluding interest on bonds underlying a “self-deposited inverse floater” trust that is attributed to the Fund over and above the net interest earned on the inverse floater itself) of the Fund.

The annual fund-level fee for each Fund (excluding California Value (NCA)), payable monthly, is calculated according to the following schedules:

California Value 2 (NCB)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4000%
For the next $125 million	.3875
For the next $250 million	.3750
For the next $500 million	.3625
For the next $1 billion	.3500
For managed assets over $2 billion	.3375

California Performance Plus (NCP)
California Opportunity (NCO)
California Investment Quality (NQC)
California Select Quality (NVC)
California Quality Income (NUC)
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	.4500%
For the next $125 million	.4375
For the next $250 million	.4250
For the next $500 million	.4125
For the next $1 billion	.4000
For the next $3 billion	.3875
For managed assets over $5 billion	.3750

Nuveen Investments	95

Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*
For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen Funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of August 31, 2013 , the complex-level fee rate for each of these Funds was .1694%.

The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Subsequent Events

Approved Fund Reorganizations
On October 13, 2013 (subsequent to the close of this reporting period) the Nuveen Funds Board of Directors/Trustees approved a series of reorganizations for certain of the California Funds included in this report. The reorganizations are subject to customary conditions, including shareholder approval at annual shareholder meetings in early 2014. Each reorganization is intended to create one, larger-state fund, which would potentially offer shareholders the following benefits:

•	Lower fund expense ratios (excluding the effects of leverage), as fixed costs are spread over a larger asset base;

•	Enhanced secondary market trading, as larger funds potentially make it easier for investors to buy and sell fund shares;

•	Lower per share trading costs through reduced bid/ask spreads due to a larger common share float; and

•	Increased fund flexibility in managing the structure and cost of leverage over time.

The approved reorganizations are as follows:

Acquired Funds	Acquiring Funds
California Performance Plus (NCP)
California Opportunity (NCO)
California Investment Quality (NQC)	Nuveen California Dividend Advantage Municipal Fund (NAC)
California Select Quality (NVC)
California Quality Income (NUC)
Nuveen California Premium Income Municipal Fund (NCU)	Nuveen California AMT-Free Municipal Income Fund (NKX)

Upon the closing of a reorganization, an Acquired Fund transfers its assets to the Acquiring Fund in exchange for common and preferred shares of the Acquiring Fund, and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. Each Acquired Fund is then liquidated, dissolved and terminated in accordance with its Declaration of Trust. Shareholders of each Acquired Fund become shareholders of the Acquiring Fund. Holders of common shares receive newly issued common shares of their Acquiring Fund, the aggregate net asset value of which equal the aggregate net asset value of the common shares of the Acquired Fund held immediately prior to the reorganization (including for this purpose fractional Acquiring Fund shares to which shareholders are entitled). Fractional shares are sold on the open market and shareholders received cash in lieu of such fractional shares. Holders of preferred shares of each Acquired Fund receive on a one-for-one basis newly issued preferred shares of their Acquiring Fund, in exchange for preferred shares of the Acquired Fund held immediately prior to the reorganizations.

96	Nuveen Investments

Annual Investment Management
Agreement Approval Process (Unaudited)

NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC. (NCA)
NUVEEN CALIFORNIA MUNICIPAL VALUE FUND 2 (NCB)
NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC. (NCP)
NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC. (NCO)
NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC. (NQC)
NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC. (NVC)
NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC. (NUC)

The Board of Trustees or Directors (as the case may be) (each, a “Board” and each Trustee or Director, a “Board Member”) of the Funds, including the Board Members who are not parties to the Funds’ advisory or sub-advisory agreements or “interested persons” of any such parties (the “Independent Board Members”), is responsible for approving the advisory agreements (each, an “Investment Management Agreement”) between each Fund and Nuveen Fund Advisors, LLC (the “Adviser”) and the sub-advisory agreements (each, a “Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management, LLC (the “Sub-Adviser”) (the Investment Management Agreements and the Sub-Advisory Agreements are referred to collectively as the “Advisory Agreements”) and their periodic continuation. Pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), the Board is required to consider the continuation of the Advisory Agreements on an annual basis. Accordingly, at an in-person meeting held on May 20-22, 2013 (the “May Meeting”), the Board, including a majority of the Independent Board Members, considered and approved the continuation of the Advisory Agreements for the Funds for an additional one-year period.

In preparation for its considerations at the May Meeting, the Board requested and received extensive materials prepared in connection with the review of the Advisory Agreements. The materials provided a broad range of information regarding the Funds, the Adviser and the Sub-Adviser (the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser”). As described in more detail below, the information provided included, among other things, a review of Fund performance, including Fund investment performance assessments against peer groups and appropriate benchmarks; a comparison of Fund fees and expenses relative to peers; a description and assessment of shareholder service levels for the Funds; a summary of the performance of certain service providers; a review of product initiatives and shareholder communications; and an analysis of the Adviser’s profitability with comparisons to comparable peers in the managed fund business. As part of its annual review, the Board also held a separate meeting on April 17-18, 2013, to review the Funds’ investment performance and consider an analysis provided by the Adviser of the Sub-Adviser which generally evaluated the Sub-Adviser’s investment team, investment mandate, organizational structure and history, investment philosophy and process, performance of the applicable Fund, and significant changes to the foregoing. As a result of its review of the materials and discussions, the Board presented the Adviser with questions and the Adviser responded.

The materials and information prepared in connection with the annual review of the Advisory Agreements supplement the information and analysis provided to the Board during the year. In this regard, throughout the year, the Board,

Nuveen Investments	97

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

acting directly or through its committees, regularly reviews the performance and various services provided by the Adviser and the Sub-Adviser. The Board meets at least quarterly as well as at other times as the need arises. At its quarterly meetings, the Board reviews reports by the Adviser regarding, among other things, fund performance, fund expenses, premium and discount levels of closed-end funds, the performance of the investment teams, and compliance, regulatory and risk management matters. In addition to regular reports, the Adviser provides special reports to the Board or a committee thereof from time to time to enhance the Board’s understanding of various topics that impact some or all the Nuveen funds (such as accounting and financial statement presentations of the various forms of leverage that may be used by a closed-end fund or an update on the valuation policies and procedures), to update the Board on regulatory developments impacting the investment company industry or to update the Board on the business plans or other matters impacting the Adviser. The Board also meets with key investment personnel managing the fund portfolios during the year. In October 2011, the Board also created two standing committees (the Open-End Fund Committee and the Closed-End Fund Committee) to assist the full Board in monitoring and gaining a deeper insight into the distinctive business practices of open-end and closed-end funds. These Committees meet prior to each quarterly Board meeting, and the Adviser provides presentations to these Committees permitting them to delve further into specific matters or initiatives impacting the respective product line.

In addition, the Board continues its program of seeking to have the Board Members or a subset thereof visit each sub-adviser to the Nuveen funds at least once over a multiple year rotation, meeting with key investment and business personnel. In this regard, the Independent Board Members visited certain of the Sub-Adviser’s investment teams in Minneapolis in September 2012, and the Sub-Adviser’s municipal team in November 2012. In addition, the ad hoc Securities Lending Committee of the Board met with certain service providers and the Audit Committee of the Board made a site visit to three pricing service providers.

The Board considers the information provided and knowledge gained at these meetings and visits during the year when performing its annual review of the Advisory Agreements. The Independent Board Members also are assisted throughout the process by independent legal counsel. Counsel provided materials describing applicable law and the duties of directors or trustees in reviewing advisory contracts. During the course of the year and during their deliberations regarding the review of advisory contracts, the Independent Board Members met with independent legal counsel in executive sessions without management present. In addition, it is important to recognize that the management arrangements for the Nuveen funds are the result of many years of review and discussion between the Independent Board Members and fund management and that the Board Members’ conclusions may be based, in part, on their consideration of fee arrangements and other factors developed in previous years.

The Board considered all factors it believed relevant with respect to each Fund, including among other factors: (a) the nature, extent and quality of the services provided by the Fund Advisers, (b) the investment performance of the Fund and Fund Advisers, (c) the advisory fees and costs of the services to be provided to the Fund and the profitability of the Fund Advisers, (d) the extent of any economies of scale, (e) any benefits derived by the Fund Advisers from the relationship with the Fund and (f) other factors. Each Board Member may have accorded different weight to the various factors in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. The Independent Board Members did not identify any single factor as all important or controlling. The Independent Board Members’ considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

98	Nuveen Investments

A. Nature, Extent and Quality of Services
In considering renewal of the Advisory Agreements, the Independent Board Members considered the nature, extent and quality of the Fund Adviser’s services, including advisory services and the resulting Fund performance and administrative services. The Independent Board Members further considered the overall reputation and capabilities of the Adviser and its affiliates, the commitment of the Adviser to provide high quality service to the Funds, their overall confidence in the capability and integrity of the Adviser and its staff and the Adviser’s responsiveness to questions and concerns raised by them. The Independent Board Members reviewed materials outlining, among other things, the Fund Adviser’s organization and business; the types of services that the Fund Adviser or its affiliates provide to the Funds; the performance record of the applicable Fund (as described in further detail below); and any applicable initiatives Nuveen had taken for the closed-end fund product line.

In considering advisory services, the Board recognized that the Adviser provides various oversight, administrative, compliance and other services for the Funds and the Sub-Adviser generally provides the portfolio investment management services to the Funds. In reviewing the portfolio management services provided to each Fund, the Board reviewed the materials provided by the Nuveen Investment Services Oversight Team analyzing, among other things, the Sub-Adviser’s investment team and changes thereto, organization and history, assets under management, the investment team’s philosophy and strategies in managing the Fund, developments affecting the Sub-Adviser or Fund and Fund performance. The Independent Board Members also reviewed portfolio manager compensation arrangements to evaluate each Fund Adviser’s ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an inappropriate incentive to take undue risks. In addition, the Board considered the Adviser’s execution of its oversight responsibilities over the Sub-Adviser. Given the importance of compliance, the Independent Board Members also considered Nuveen’s compliance program, including the report of the chief compliance officer regarding the Funds’ compliance policies and procedures; the resources dedicated to compliance; and the record of compliance with the policies and procedures. Given the Adviser’s emphasis on business risk, the Board also appointed an Independent Board Member as a point person to review and keep the Board apprised of developments in this area during the year.

In addition to advisory services, the Board considered the quality and extent of administrative and other non-investment advisory services the Adviser and its affiliates provide to the Funds, including product management, investment services (such as oversight of investment policies and procedures, risk management, and pricing), fund administration, oversight of service providers, shareholder services and communications, administration of Board relations, regulatory and portfolio compliance, legal support, managing leverage and promoting an orderly secondary market for common shares. The Board further recognized Nuveen’s additional investments in personnel, including in compliance and risk management.

In reviewing the services provided, the Board considered the new services and service enhancements that the Adviser has implemented since the various advisory agreements were last reviewed. In reviewing the activities of 2012, the Board recognized the Adviser’s focus on product rationalization for both closed-end and open-end funds during the year, consolidating certain Nuveen funds through mergers that were designed to improve efficiencies and economies of scale for shareholders, repositioning various Nuveen funds through updates in their investment policies and guidelines with the expectation of bringing greater value to shareholders, and liquidating certain Nuveen funds. The Board recognized the Adviser’s significant investment in technology initiatives to, among other things, create a central repository for fund and other Nuveen product data, develop a group within the Adviser designed to handle and analyze fund

Nuveen Investments	99

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

performance data, and implement a data system to support the risk oversight group. The Board also recognized the enhancements in the valuation group within the Adviser, including upgrading the team and process and automating certain basic systems, and in the compliance group with the addition of personnel, particularly within the testing group. With the advent of the Open-End Fund Committee and Closed-End Fund Committee, the Board also noted the enhanced support and comprehensive in-depth presentations provided by the Adviser to these committees.

In addition to the foregoing actions, the Board also considered other initiatives related to the Nuveen closed-end funds, including the significant level of oversight and administration necessary to manage leverage that has become increasingly varied and complex and the ongoing redesign of technology systems to manage and track the various forms of leverage; continued capital management services, including developing shelf offering programs for various funds; the implementation of projects designed to enhance data integrity for information published on the web and to increase the use of data received from third parties to gain market intelligence; and the continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted Nuveen’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program and campaigns designed to raise investor and analyst awareness and understanding of closed-end funds. Nuveen’s support services included, among other things: developing materials covering the Nuveen closed-end fund product line and educational materials regarding closed-end funds; designing and executing various marketing campaigns; supporting and promoting the alternative minimum tax (AMT)-free funds; sponsoring and participating in conferences; communicating with closed-end fund analysts and financial advisers throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing a closed-end fund website.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement were satisfactory.

B. The Investment Performance of the Funds and Fund Advisers
The Board, including the Independent Board Members, considered the performance history of each Fund over various time periods. The Board reviewed reports, including an analysis of the Funds’ performance and the applicable investment team. In general, in considering a fund’s performance, the Board recognized that a fund’s performance can be reviewed through various measures including the fund’s absolute return, the fund’s return compared to the performance of other peer funds, and the fund’s performance compared to its respective benchmark. Accordingly, the Board reviewed, among other things, each Fund’s historic investment performance as well as information comparing the Fund’s performance information with that of other funds (the “Performance Peer Group”) and with recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks) for the quarter, one-, three- and five-year periods ending December 31, 2012 as well as performance information reflecting the first quarter of 2013 (or for such shorter periods available for the Nuveen California Municipal Value Fund 2 (the “Municipal Value Fund 2”), which did not exist for part of the foregoing time frame). In addition, with respect to closed-end funds (such as the Funds), the Independent Board Members also reviewed historic premium and discount levels, including a summary of actions taken to address or discuss other developments affecting the secondary market discounts of various funds. This information supplemented the fund performance information provided to the Board at each of its quarterly meetings.

100	Nuveen Investments

In evaluating performance, the Board recognized several factors that may impact the performance data as well as the consideration given to particular performance data. The Board recognized that the performance data reflects a snapshot of time, in this case as of the end of the most recent calendar year or quarter. The Board noted that selecting a different performance period could derive significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to disproportionately affect long-term performance. The Independent Board Members also noted that the investment experience of a particular shareholder in the Nuveen funds will vary depending on when such shareholder invests in the applicable fund, the class held (if multiple classes are offered in a fund) and the performance of the fund (or respective class) during that shareholder’s investment period.

With respect to the comparative performance information, the Board recognized that the usefulness of comparative performance data as a frame of reference to measure a fund’s performance may be limited because the Performance Peer Group, among other things, does not adequately reflect the objectives and strategies of the fund, has a different investable universe, or the composition of the peer set may be limited in size or number as well as other factors. In this regard, the Board noted that the Adviser classified, in relevant part, the Performance Peer Groups of certain funds as having significant differences from the funds but to still be somewhat relevant while the Performance Peer Groups of other funds (including the Nuveen California Municipal Value Fund, Inc. (the “Municipal Value Fund”) and the Municipal Value Fund 2) were classified as having such significant differences as to be irrelevant. Accordingly, while the Board is cognizant of the relative performance of a fund’s peer set and/or benchmark(s), the Board evaluated fund performance in light of the respective fund’s investment objectives, investment parameters and guidelines and considered that the variations between the objectives and investment parameters or guidelines of the funds with their peers and/or benchmarks result in differences in performance results. In addition, with respect to any Nuveen funds for which the Board has identified performance concerns, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers those steps necessary or appropriate to address such issues, and reviews the results of any efforts undertaken.

In considering the performance data for the Funds, the Independent Board Members noted that the Nuveen California Quality Income Municipal Fund, Inc. (the “Quality Income Fund”), the Nuveen California Investment Quality Municipal Fund, Inc. (the “Investment Quality Fund”), the Nuveen California Municipal Market Opportunity Fund, Inc. (the “Municipal Market Fund”) and the Nuveen California Select Quality Municipal Fund, Inc. (the “Select Quality Fund”) had demonstrated generally favorable performance in comparison to peers. In this regard, they observed that the Investment Quality Fund, the Municipal Market Fund and the Select Quality Fund performed in the first or second quartile over various periods. Although the Quality Income Fund performed in the third quartile for the one-year period, such Fund performed in the second quartile for the three-year period and the first quartile for the five-year period and outperformed its benchmark in the one-, three- and five-year periods. In addition, the Independent Board Members noted that the Nuveen California Performance Plus Municipal Fund, Inc. had satisfactory performance compared to its peers, performing in the second or third quartile over various periods and outperforming its benchmark over the one-, three- and five-year periods. In addition, in considering the performance data for the Municipal Value Fund and the Municipal Value Fund 2, given that, as noted above, the Performance Peer Group for each such Fund was classified as irrelevant, thereby limiting the usefulness of the peer comparison data, the Board also considered such Funds’ performance compared to their respective benchmarks and noted that the Municipal Value Fund had outperformed its

Nuveen Investments	101

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

benchmark over the one-, three- and five-year periods and the Municipal Value Fund 2 outperformed its benchmark over the one- and three-year periods.

Based on their review, the Independent Board Members determined that each Fund’s investment performance had been satisfactory.

C.   Fees, Expenses and Profitability

1.  Fees and Expenses
The Board evaluated the management fees and expenses of each Fund reviewing, among other things, such Fund’s gross management fees, net management fees and net expense ratio in absolute terms as well as compared to the fees and expenses of a comparable universe of funds provided by an independent fund data provider (the “Peer Universe”) and any expense limitations.

The Independent Board Members further reviewed the methodology regarding the construction of the applicable Peer Universe. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as: the limited size and particular composition of the Peer Universe (including the inclusion of other Nuveen funds in the peer set); expense anomalies; changes in the funds comprising the Peer Universe from year to year; levels of reimbursement or fee waivers; the timing of information used; the differences in the type and use of leverage; and differences in the states reflected in the Peer Universe may impact the comparative data, thereby limiting somewhat the ability to make a meaningful comparison with peers.

In reviewing the fee schedule for a Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen. In reviewing fees and expenses (excluding leverage costs and leveraged assets, as applicable), the Board considered the expenses and fees to be higher if they were over 10 basis points higher, slightly higher if they were approximately 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe. In reviewing the reports, the Board noted that the majority of the Nuveen funds were at, close to or below their peer set average based on the net total expense ratio.

The Independent Board Members noted that the Municipal Value Fund and the Municipal Value Fund 2 each had a net management fee and a net expense ratio (including fee waivers and expense reimbursements) below its peer averages. Finally, the Independent Board Members noted that each of the other Funds had a net management fee that was slightly higher than its respective peer average, but a net expense ratio that was below or in line with its respective peer average.

Based on their review of the fee and expense information provided, the Independent Board Members determined that each Fund’s management fees to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.   Comparisons with the Fees of Other Clients
The Board recognized that all Nuveen funds have a sub-adviser (which, in the case of the Funds, is an affiliated sub-adviser), and therefore, the overall fund management fee can be divided into two components, the fee retained by the Adviser and the fee paid to the sub-adviser. In general terms, the fee to the Adviser reflects the administrative

102	Nuveen Investments

services it provides to support the funds, and while some administrative services may occur at the sub-adviser level, the fee generally reflects the portfolio management services provided by the sub-adviser. The Independent Board Members reviewed information regarding the nature of services provided by the Adviser, including through the Sub-Adviser, and the range of fees and average fee the Sub-Adviser assessed for such services to other clients. Such other clients include municipal separately managed accounts and passively managed exchange traded funds (ETFs) sub-advised by the Adviser. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Funds and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Funds. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Funds (as discussed above) is much more extensive than that provided to separately managed accounts. Many of the additional administrative services provided by the Adviser are not required for institutional clients. Given the inherent differences in the various products, particularly the extensive services provided to the Funds, the Independent Board Members believe such facts justify the different levels of fees.

3.   Profitability of Fund Advisers
In conjunction with their review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen’s advisory activities for the last two calendar years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2012. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they have an Independent Board Member serve as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen’s revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with comparable assets under management (based on asset size and asset composition).

In reviewing profitability, the Independent Board Members recognized the Adviser’s continued investment in its business to enhance its services, including capital improvements to investment technology, updated compliance systems, and additional personnel. In addition, in evaluating profitability, the Independent Board Members also recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses and that various allocation methodologies may each be reasonable but yield different results. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser’s particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen’s methodology and assumptions for allocating expenses across product lines to determine profitability. Based on their review, the Independent

Nuveen Investments	103

Annual Investment Management Agreement Approval Process (Unaudited) (continued)

Board Members concluded that the Adviser’s level of profitability for its advisory activities was reasonable in light of the services provided.

With respect to sub-advisers affiliated with Nuveen, including the Sub-Adviser, the Independent Board Members reviewed the sub-adviser’s revenues, expenses and profitability margins (pre- and post-tax) for its advisory activities and the methodology used for allocating expenses among the internal sub-advisers. Based on their review, the Independent Board Members were satisfied that the Sub-Adviser’s level of profitability was reasonable in light of the services provided.

In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to a Fund Adviser by the Funds as well as indirect benefits (such as soft dollar arrangements), if any, the Fund Adviser and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Funds. See Section E below for additional information on indirect benefits a Fund Adviser may receive as a result of its relationship with the Funds. Based on their review of the overall fee arrangements of each Fund, the Independent Board Members determined that the advisory fees and expenses of the respective Fund were reasonable.

D.  Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. Further, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds’ investment portfolio.

In addition to fund-level advisory fee breakpoints, the Board also considered the Funds’ complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex are generally reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen’s costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. In addition, with the acquisition of the funds previously advised by FAF Advisors, Inc. at the end of 2010, the Board noted that a portion of such funds’ assets at the time of acquisition were deemed eligible to be included in the complex-wide fee calculation in order to deliver fee savings to shareholders in the combined complex and such funds were subject to differing complex-level fee rates.

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

104	Nuveen Investments

E. Indirect Benefits
In evaluating fees, the Independent Board Members received and considered information regarding potential “fall out” or ancillary benefits the respective Fund Adviser or its affiliates may receive as a result of its relationship with each Fund. In this regard, the Independent Board Members considered any revenues received by affiliates of the Adviser for serving as co-manager in initial public offerings of new closed-end funds as well as revenues received in connection with secondary offerings.

In addition to the above, the Independent Board Members considered whether the Fund Advisers received any benefits from soft dollar arrangements whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research that may be useful to the Fund Adviser in managing the assets of the Funds and other clients. The Funds’ portfolio transactions are determined by the Sub-Adviser. Accordingly, the Independent Board Members considered that the Sub-Adviser may benefit from its soft dollar arrangements pursuant to which it receives research from brokers that execute the Funds’ portfolio transactions. With respect to fixed income securities, however, the Board recognized that such securities generally trade on a principal basis that does not generate soft dollar credits. Nevertheless, the Sub-Adviser may engage in soft dollar arrangements on behalf of other clients, and the Funds as well as the Sub-Adviser may benefit from the research or other services received. Similarly, the Board recognized that the research received pursuant to soft dollar arrangements by the Sub-Adviser may also benefit a Fund and shareholders to the extent the research enhances the ability of the Sub-Adviser to manage the Fund. The Independent Board Members noted that the Sub-Adviser’s profitability may be somewhat lower if it did not receive the research services pursuant to the soft dollar arrangements and had to acquire such services directly.

Based on their review, the Independent Board Members concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of each Advisory Agreement are fair and reasonable, that the respective Fund Adviser’s fees are reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Investments	105

Reinvest Automatically,
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

106	Nuveen Investments

Glossary of Terms Used in this Report

■
Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■
Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■
Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

■
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

■
Lipper California Municipal Debt Funds Classification Average: Calculated using the returns of all closed-end funds in this category. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Nuveen Investments	107

Glossary of Terms Used in this Report (continued)

■	Net Asset Value (NAV): The net market value of all securities held in a portfolio.

■
Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a fund, the NAV is calculated daily by taking the fund’s total assets (securities, cash, and accrued earnings), subtracting the fund’s liabilities, and dividing by the number of shares outstanding.

■
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■
Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■
S&P Municipal Bond California Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade California municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.

■
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

108	Nuveen Investments

Notes

Nuveen Investments	109

Notes

110	Nuveen Investments

Additional Fund Information

Board of Trustees
William Adams IV*	Robert P. Bremner	Jack B. Evans	William C. Hunter	David J. Kundert	John K. Nelson
William J. Schneider	Thomas S. Schreier, Jr.*	Judith M. Stockdale	Carole E. Stone	Virginia L. Stringer	Terence J. Toth

* Interested Board Member.

Fund Manager	Custodian	Legal Counsel	Independent Registered	Transfer Agent and
Nuveen Fund Advisors, LLC	State Street Bank	Chapman and Cutler LLP	Public Accounting Firm	Shareholder Services
333 West Wacker Drive	& Trust Company	Chicago, IL 60603	Ernst & Young LLP	State Street Bank
Chicago, IL 60606	Boston, MA 02111		Chicago, IL 60606	& Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC -0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information
Each Fund intends to repurchase shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NCA	NCB	NCP	NCO	NQC	NVC	NUC
Common shares repurchased	—	—	—	—	—	—	—

Nuveen Investments	111

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $216 billion as of June 30, 2013.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

Distributed by Nuveen Investments, LLC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com

ESA-A-0813D

ITEM 2. CODE OF ETHICS.
Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title) /s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: November 8, 2013

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: November 8, 2013